UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Short-Term Treasury Bond Index Fund Fidelity® Short-Term Treasury Bond Index Fund : FUMBX

This semi-annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,618,655,497
Number of Holdings	112
Portfolio Turnover	42%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	6.8
1 - 1.99%	11.6
2 - 2.99%	4.9
3 - 3.99%	45.3
4 - 4.99%	30.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	99.2
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914565.102    3049-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity® Series Long-Term Treasury Bond Index Fund : FTLTX

This semi-annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$20,577,410,467
Number of Holdings	95
Portfolio Turnover	15%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	6.1
2 - 2.99%	28.3
3 - 3.99%	20.2
4 - 4.99%	41.3
5 - 5.99%	3.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	98.3
US Treasury Notes	0.9
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914574.102    2840-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® SAI U.S. Treasury Bond Index Fund Fidelity® SAI U.S. Treasury Bond Index Fund : FUTBX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$8,427,896,061
Number of Holdings	228
Portfolio Turnover	32%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	6.2
1 - 1.99%	17.0
2 - 2.99%	15.3
3 - 3.99%	23.4
4 - 4.99%	32.2
5 - 5.99%	1.5
6 - 6.99%	3.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	75.1
US Treasury Bonds	23.9
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914573.102    2814-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® SAI Long-Term Treasury Bond Index Fund Fidelity® SAI Long-Term Treasury Bond Index Fund : FBLTX

This semi-annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 1	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$12,850,439,242
Number of Holdings	45
Portfolio Turnover	34%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	11.5
2 - 2.99%	17.7
3 - 3.99%	19.6
4 - 4.99%	46.1
5 - 5.99%	4.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	99.2
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914572.102    2801-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Long-Term Treasury Bond Index Fund Fidelity® Long-Term Treasury Bond Index Fund : FNBGX

This semi-annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 1	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$4,942,865,700
Number of Holdings	98
Portfolio Turnover	20%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	11.6
2 - 2.99%	18.3
3 - 3.99%	24.0
4 - 4.99%	40.0
5 - 5.99%	5.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	97.8
US Treasury Notes	1.4
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914567.102    3047-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Intermediate Treasury Bond Index Fund Fidelity® Intermediate Treasury Bond Index Fund : FUAMX

This semi-annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 1	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$8,447,950,210
Number of Holdings	44
Portfolio Turnover	38%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	7.3
2 - 2.99%	5.6
3 - 3.99%	20.5
4 - 4.99%	65.9

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	99.3
US Treasury Bonds	0.0
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914566.102    3045-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® SAI Intermediate Treasury Bond Index Fund Fidelity® SAI Intermediate Treasury Bond Index Fund : FSIWX

This semi-annual shareholder report contains information about Fidelity® SAI Intermediate Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Intermediate Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,485,617,207
Number of Holdings	27
Portfolio Turnover	64%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	11.7
2 - 2.99%	8.7
3 - 3.99%	21.5
4 - 4.99%	57.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	98.9
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916272.101    7703-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® SAI Short-Term Treasury Bond Index Fund Fidelity® SAI Short-Term Treasury Bond Index Fund : FSSWX

This semi-annual shareholder report contains information about Fidelity® SAI Short-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$673,741,788
Number of Holdings	133
Portfolio Turnover	174%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	7.6
1 - 1.99%	12.4
2 - 2.99%	7.7
3 - 3.99%	39.6
4 - 4.99%	31.7
5 - 5.99%	0.0
6 - 6.99%	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	99.0
US Treasury Bonds	0.1
99.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916277.101    7700-TSRS-1026

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.69 to 5.01	75,817,000	46,657,071
US Treasury Bonds 1.125% 8/15/2040	4.84	30,500,000	18,566,875
US Treasury Bonds 1.25% 5/15/2050	4.88 to 5.10	44,500,000	20,174,492
US Treasury Bonds 1.375% 11/15/2040	2.32 to 3.49	240,063,000	150,752,062
US Treasury Bonds 1.75% 8/15/2041	1.97 to 4.77	283,940,000	184,527,725
US Treasury Bonds 1.875% 11/15/2051	3.11 to 4.80	353,820,000	185,009,159
US Treasury Bonds 1.875% 2/15/2041	1.92 to 4.40	633,606,000	426,842,545
US Treasury Bonds 1.875% 2/15/2051	2.30 to 4.79	417,705,000	221,204,166
US Treasury Bonds 2% 11/15/2041	1.85 to 4.09	836,780,000	561,557,828
US Treasury Bonds 2% 2/15/2050	4.82	170,649,000	94,923,506
US Treasury Bonds 2% 8/15/2051	1.90 to 4.92	767,020,000	415,838,696
US Treasury Bonds 2.25% 2/15/2052	2.17 to 5.04	1,427,240,000	818,265,680
US Treasury Bonds 2.25% 5/15/2041	1.83 to 4.45	831,582,000	588,214,330
US Treasury Bonds 2.25% 8/15/2046	3.02 to 5.31	259,141,000	162,256,683
US Treasury Bonds 2.25% 8/15/2049	2.55 to 4.83	240,147,000	142,756,133
US Treasury Bonds 2.375% 11/15/2049	4.26 to 4.94	361,492,000	220,086,495
US Treasury Bonds 2.375% 2/15/2042	2.60 to 3.32	690,660,000	487,778,625
US Treasury Bonds 2.375% 5/15/2051	4.78 to 5.08	40,874,000	24,379,106
US Treasury Bonds 2.5% 2/15/2045	2.99 to 4.23	686,749,000	463,367,790
US Treasury Bonds 2.5% 2/15/2046	3.02 to 4.87	186,618,000	123,692,743
US Treasury Bonds 2.5% 5/15/2046	3.02 to 3.43	136,970,000	90,432,303
US Treasury Bonds 2.75% 11/15/2042	1.48 to 4.32	193,274,000	142,056,390
US Treasury Bonds 2.75% 11/15/2047	3.06 to 4.90	267,357,000	180,821,057
US Treasury Bonds 2.75% 8/15/2042	3.01 to 4.15	252,260,000	186,435,906
US Treasury Bonds 2.75% 8/15/2047	2.39 to 3.20	458,264,000	310,975,086
US Treasury Bonds 2.875% 11/15/2046	3.06 to 4.65	11,125,000	7,804,448
US Treasury Bonds 2.875% 5/15/2043	2.31 to 4.03	241,482,000	179,168,323
US Treasury Bonds 2.875% 5/15/2049	1.40 to 4.92	596,099,000	405,510,317
US Treasury Bonds 2.875% 5/15/2052	3.02 to 4.96	269,780,000	178,054,800
US Treasury Bonds 2.875% 8/15/2045	3.36 to 4.04	18,732,000	13,371,428
US Treasury Bonds 3% 11/15/2044	3.01 to 3.82	148,737,000	109,641,248
US Treasury Bonds 3% 11/15/2045	1.74 to 4.73	393,262,000	285,821,595
US Treasury Bonds 3% 2/15/2047	1.89 to 3.13	489,794,000	350,202,710
US Treasury Bonds 3% 2/15/2048	2.53 to 3.88	424,609,000	299,896,691
US Treasury Bonds 3% 2/15/2049	4.28 to 5.19	368,387,000	257,367,245
US Treasury Bonds 3% 5/15/2042	3.14 to 4.13	79,079,000	60,906,275
US Treasury Bonds 3% 5/15/2045	2.33 to 4.02	158,044,000	115,643,758
US Treasury Bonds 3% 5/15/2047	1.92 to 4.50	234,862,000	167,421,743
US Treasury Bonds 3% 8/15/2048	2.39 to 4.52	203,982,000	143,265,483
US Treasury Bonds 3% 8/15/2052	4.17 to 5.04	534,780,000	361,624,086
US Treasury Bonds 3.125% 11/15/2041	1.92 to 3.03	59,163,000	46,863,567
US Treasury Bonds 3.125% 2/15/2042	2.65 to 3.99	154,840,000	121,972,791
US Treasury Bonds 3.125% 2/15/2043	3.14 to 5.01	72,321,000	55,924,473
US Treasury Bonds 3.125% 5/15/2048	1.51 to 4.93	273,142,000	196,843,623
US Treasury Bonds 3.125% 8/15/2044	1.96 to 4.20	77,966,000	58,852,148
US Treasury Bonds 3.25% 5/15/2042	4.64	16,800,000	13,394,719
US Treasury Bonds 3.375% 11/15/2048	3.70 to 5.19	310,991,000	233,243,250
US Treasury Bonds 3.375% 5/15/2044	2.95 to 3.01	122,930,000	96,759,356
US Treasury Bonds 3.5% 2/15/2039	3.03 to 4.37	97,534,000	85,376,539
US Treasury Bonds 3.625% 2/15/2044	1.64 to 5.05	150,357,000	123,040,187
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.08	331,880,000	253,330,744
US Treasury Bonds 3.625% 5/15/2053	3.85 to 4.94	427,000,000	325,654,219
US Treasury Bonds 3.625% 8/15/2043	4.12 to 5.02	85,132,000	70,090,905
US Treasury Bonds 3.75% 11/15/2043	3.09 to 4.82	56,869,000	47,498,944
US Treasury Bonds 3.75% 8/15/2041	2.19 to 4.60	107,358,000	92,562,726
US Treasury Bonds 3.875% 8/15/2040	4.78	189,600,000	168,366,281
US Treasury Bonds 4% 11/15/2042	3.96 to 5.22	224,120,000	195,693,529
US Treasury Bonds 4% 11/15/2052	5.03 to 5.04	300,500,000	245,611,797
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.80	92,400,000	80,611,782
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.07	501,600,000	418,444,125
US Treasury Bonds 4.25% 11/15/2040	2.93 to 3.12	47,867,000	44,187,224
US Treasury Bonds 4.25% 2/15/2054	4.37 to 5.05	313,300,000	266,782,294
US Treasury Bonds 4.25% 5/15/2039	3.03 to 4.73	13,257,000	12,460,544
US Treasury Bonds 4.25% 8/15/2054	4.13 to 5.27	648,700,000	552,383,256
US Treasury Bonds 4.375% 11/15/2039	4.63 to 4.84	169,400,000	160,096,234
US Treasury Bonds 4.375% 2/15/2038	2.35 to 4.41	152,224,000	147,294,559
US Treasury Bonds 4.375% 5/15/2040	4.06 to 4.75	114,924,900	108,146,126
US Treasury Bonds 4.375% 5/15/2041	3.88 to 4.79	20,568,000	19,141,095
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.20	109,500,000	99,508,125
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	604,100,000	536,469,120
US Treasury Bonds 4.5% 2/15/2044	4.85 to 4.99	99,200,000	91,225,251
US Treasury Bonds 4.5% 5/15/2038	3.97 to 4.79	81,600,000	79,547,250
US Treasury Bonds 4.5% 8/15/2039	4.14	48,244,000	46,312,356
US Treasury Bonds 4.625% 11/15/2044	4.83 to 4.88	59,000,000	54,865,391
US Treasury Bonds 4.625% 11/15/2045	4.71 to 4.94	344,800,000	319,155,500
US Treasury Bonds 4.625% 11/15/2055	4.67 to 5.00	748,100,000	678,199,406
US Treasury Bonds 4.625% 2/15/2040	4.62 to 4.85	61,043,000	59,078,178
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.92	668,900,000	606,269,013
US Treasury Bonds 4.625% 5/15/2044	4.68 to 4.75	205,600,000	191,754,125
US Treasury Bonds 4.625% 5/15/2054	4.34 to 5.26	503,100,000	456,052,292
US Treasury Bonds 4.75% 11/15/2043	4.73 to 4.93	897,200,000	852,690,465
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.85	738,000,000	682,188,751
US Treasury Bonds 4.75% 2/15/2041	4.82 to 4.87	126,671,100	123,068,891
US Treasury Bonds 4.75% 2/15/2056	4.63 to 5.13	87,100,000	80,649,156
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.00	642,600,000	594,279,494
US Treasury Bonds 4.75% 8/15/2055	4.67 to 5.07	265,800,000	245,875,382
US Treasury Bonds 4.875% 8/15/2045	4.70 to 5.24	299,000,000	286,058,906
US Treasury Bonds 5% 5/15/2037	2.38 to 4.41	85,827,000	87,888,860
US Treasury Bonds 5% 5/15/2045	4.79 to 4.89	90,000,000	87,532,031
US Treasury Bonds 5% 5/15/2046	4.98 to 5.27	170,200,000	165,173,781
US Treasury Bonds 5% 5/15/2056	5.25	120,100,000	115,746,375
US Treasury Bonds 5.125% 8/15/2046	5.23	49,900,000	49,213,875
US Treasury Bonds 5.125% 8/15/2056	5.21 to 5.24	188,000,000	184,798,125
US Treasury Notes 4.75% 2/15/2045	4.94	198,200,000	187,043,508
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,008,138,385)			20,404,543,246

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $215,723,829)	3.69	215,681,413	215,724,550

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $25,223,862,214)	20,620,267,796
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(42,857,329)
NET ASSETS - 100.0%	20,577,410,467

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	281,514,585	806,305,030	872,090,167	1,479,870	(5,619)	721	215,724,550	215,681,413
Fidelity Securities Lending Cash Central Fund	-	403,587,663	403,587,663	8,397	-	-	-	-
	281,514,585	1,209,892,693	1,275,677,830	1,488,267	(5,619)	721	215,724,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	20,404,543,246	-	20,404,543,246	-

Money Market Funds	215,724,550	215,724,550	-	-
Total Investments in Securities:	20,620,267,796	215,724,550	20,404,543,246	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$20,404,543,246
Investments in securities, at value - affiliated issuers	215,724,550
Receivable for fund shares sold	177,094,346
Interest receivable	156,375,535
Distributions receivable from affiliated funds	362,267
Total assets	20,954,099,944
Liabilities
Payable for investments purchased	286,565,461
Payable for fund shares redeemed	90,077,584
Distributions payable	9,313
Other payables and accrued expenses	37,119
Total liabilities	376,689,477
Net Assets	$20,577,410,467
Net assets consist of:
Paid in capital	28,359,175,485
Total accumulated earnings (loss)	(7,781,765,018)
Net Assets	$20,577,410,467

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($20,577,410,467/4,020,655,382 shares)	$5.12

Other Information
Unaffiliated issuers, cost	25,008,138,385
Affiliated issuers, cost	215,723,829
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$1,488,267
Interest	429,882,820
Total investment income	431,371,087
Expenses
Custodian fees and expenses	71,460
Independent trustees' fees and expenses	21,662
Total expenses	93,122
Expense reductions	(352)
Total expenses after reductions	92,770
Net investment income (loss)	431,278,317
Net realized gain (loss)
Investments - unaffiliated issuers	(262,554,959)
Investments - affiliated issuers	(5,619)
Net realized gain (loss)	(262,560,578)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(1,461,213,433)
Investments - affiliated issuers	721
Total change in net unrealized appreciation (depreciation)	(1,461,212,712)
Net gain (loss)	(1,723,773,290)
Net increase (decrease) in net assets resulting from operations	$(1,292,494,973)
Other Information
Income from securities lending - Affiliated Issuers	8,397

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$431,278,317	$886,643,255
Net realized gain (loss)	(262,560,578)	(1,015,428,044)
Change in net unrealized appreciation (depreciation)	(1,461,212,712)	956,755,262
Net increase (decrease) in net assets resulting from operations	$(1,292,494,973)	$827,970,473
Distributions to shareholders
Distributions to shareholders	(401,313,602)	(820,656,717)
Total distributions	(401,313,602)	(820,656,717)
Net increase (decrease) in net assets resulting from share transactions	2,166,371,233	(945,770,429)
Total increase (decrease) in net assets	472,562,658	(938,456,673)
Net Assets
Beginning of period	20,104,847,809	21,043,304,482
End of period	$20,577,410,467	$20,104,847,809
Financial Highlights
Fidelity® Series Long-Term Treasury Bond Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$5.57	$5.58	$5.59	$5.94	$8.05	$8.33
Income from Investment Operations
Net investment income (loss) B, C	.12	.22	.21	.20	.19	.18
Net realized and unrealized gain (loss)	(.46)	(.02)	(.02) D	(.36)	(2.13)	(.26)
Total from investment operations	(.34)	.20	.19	(.16)	(1.94)	(.08)
Distributions
Distributions from net investment income	(.11)	(.21)	(.20)	(.19)	(.17)	(.17)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.11)	(.21)	(.20)	(.19)	(.17)	(.20)
Net asset value, end of period	$5.12	$5.57	$5.58	$5.59	$5.94	$8.05
Total Return E, F	(6.17)%	3.72%	3.44%	(2.77)%	(24.16)%	(1.01)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	-% I, J	-% J	-% J	-% J	-% J	-% J
Ratio of expenses to average net assets net of fee waivers, if any	-% I, J	-% J	-% J	-% J	-% J	-% J
Ratio of expenses to average net assets net of all reductions, if any	-% I, J	-% J	-% J	-% J	-% J	-% J
Ratio of net investment income (loss) to average net assets	4.36% I	4.15%	3.84%	3.53%	2.87%	2.10%
Net assets, end of period	$20,577,410,467	$20,104,847,809	$21,043,304,482	$19,763,542,381	$17,545,737,821	$15,129,018,181
Portfolio turnover rate K	15% I	20%	18%	11%	10%	18%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Long-Term Treasury Bond Index Fund	25,127,755,032	1,064,577	(4,508,551,813)	(4,507,487,236)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Series Long-Term Treasury Bond Index Fund	(168,047,652)	(2,864,142,643)	(3,032,190,295)

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  5. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series Long-Term Treasury Bond Index Fund	912	-	-

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Long-Term Treasury Bond Index Fund	352

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® Series Long-Term Treasury Bond Index Fund
Fidelity® Series Long-Term Treasury Bond Index Fund	401,313,602	820,656,717
Total	401,313,602	820,656,717

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® Series Long-Term Treasury Bond Index Fund
Shares sold	817,428,793	896,928,622	4,265,532,771	4,848,698,133
Reinvestment of distributions	76,685,883	151,490,082	401,295,588	820,605,963
Shares redeemed	(481,069,267)	(1,209,675,124)	(2,500,457,126)	(6,615,074,525)
Net increase (decrease)	413,045,409	(161,256,420)	2,166,371,233	(945,770,429)

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9872675.110
XS8-SANN-1026
Fidelity® SAI U.S. Treasury Bond Index Fund

Semi-Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Treasury Bond Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.41 to 4.98	49,284,000	30,328,911
US Treasury Bonds 1.125% 8/15/2040	2.16 to 3.74	13,237,000	8,058,024
US Treasury Bonds 1.25% 5/15/2050	3.79	72,000	32,642
US Treasury Bonds 1.375% 11/15/2040	2.22 to 2.31	24,934,300	15,657,961
US Treasury Bonds 1.375% 8/15/2050	4.03 to 5.25	22,870,000	10,672,965
US Treasury Bonds 1.625% 11/15/2050	4.70	17,637,500	8,779,479
US Treasury Bonds 1.75% 8/15/2041	2.05 to 3.46	89,327,000	58,052,082
US Treasury Bonds 1.875% 11/15/2051	4.41	66,263,000	34,648,301
US Treasury Bonds 1.875% 2/15/2041	2.27	11,829,000	7,968,865
US Treasury Bonds 1.875% 2/15/2051	2.40 to 4.40	89,631,000	47,465,916
US Treasury Bonds 2% 11/15/2041	2.42 to 3.45	71,400,000	47,916,094
US Treasury Bonds 2% 2/15/2050	3.51 to 3.79	30,778,000	17,120,263
US Treasury Bonds 2% 8/15/2051	3.35 to 4.83	55,545,000	30,113,635
US Treasury Bonds 2.25% 2/15/2052	3.02 to 3.93	56,800,000	32,564,594
US Treasury Bonds 2.25% 5/15/2041	3.39	16,033,000	11,340,842
US Treasury Bonds 2.25% 8/15/2046	3.41 to 5.31	43,500,000	27,236,777
US Treasury Bonds 2.25% 8/15/2049	3.53	80,000	47,556
US Treasury Bonds 2.375% 2/15/2042	3.24	32,900,000	23,235,625
US Treasury Bonds 2.375% 5/15/2051	4.47 to 5.06	93,537,000	55,789,705
US Treasury Bonds 2.5% 2/15/2045	4.15	2,401,000	1,620,018
US Treasury Bonds 2.5% 2/15/2046	3.09 to 4.86	19,423,000	12,873,807
US Treasury Bonds 2.5% 5/15/2046	2.98 to 4.81	25,983,000	17,154,870
US Treasury Bonds 2.75% 11/15/2042	4.05	4,426,000	3,253,110
US Treasury Bonds 2.75% 11/15/2047	3.09	318,000	215,072
US Treasury Bonds 2.75% 8/15/2042	3.26 to 4.84	59,738,000	44,150,116
US Treasury Bonds 2.75% 8/15/2047	3.25	2,731,000	1,853,240
US Treasury Bonds 2.875% 11/15/2046	3.05 to 4.61	5,289,000	3,710,357
US Treasury Bonds 2.875% 5/15/2043	3.02 to 4.08	50,784,000	37,679,347
US Treasury Bonds 2.875% 5/15/2049	4.62	11,000	7,483
US Treasury Bonds 2.875% 5/15/2052	3.20 to 4.87	12,400,000	8,184,000
US Treasury Bonds 2.875% 8/15/2045	1.43 to 4.94	58,254,000	41,583,343
US Treasury Bonds 3% 11/15/2044	4.13 to 4.76	63,400,000	46,735,211
US Treasury Bonds 3% 11/15/2045	3.71 to 3.99	57,800,000	42,008,860
US Treasury Bonds 3% 2/15/2047	1.70 to 3.41	53,589,000	38,316,135
US Treasury Bonds 3% 2/15/2048	4.97	4,659,000	3,290,601
US Treasury Bonds 3% 2/15/2049	4.59 to 5.12	22,111,000	15,447,470
US Treasury Bonds 3% 5/15/2042	3.25 to 4.92	14,138,000	10,889,021
US Treasury Bonds 3% 5/15/2045	2.40 to 3.83	39,700,000	29,049,234
US Treasury Bonds 3% 5/15/2047	3.38 to 3.41	34,992,000	24,944,102
US Treasury Bonds 3% 8/15/2048	3.80 to 4.89	16,108,000	11,313,353
US Treasury Bonds 3% 8/15/2052	3.93 to 4.67	16,400,000	11,089,859
US Treasury Bonds 3.125% 11/15/2041	3.41 to 4.15	13,564,000	10,744,172
US Treasury Bonds 3.125% 2/15/2042	3.99 to 4.49	12,800,000	10,083,000
US Treasury Bonds 3.125% 2/15/2043	4.54	27,201,000	21,034,023
US Treasury Bonds 3.125% 5/15/2048	4.05	4,500	3,242
US Treasury Bonds 3.375% 11/15/2048	3.13	1,791,300	1,343,475
US Treasury Bonds 3.375% 5/15/2044	4.46	4,800,000	3,778,125
US Treasury Bonds 3.5% 2/15/2039	2.66	315,000	275,736
US Treasury Bonds 3.625% 2/15/2044	3.85 to 4.56	10,956,000	8,965,517
US Treasury Bonds 3.625% 5/15/2053	4.25 to 5.08	31,600,000	24,099,938
US Treasury Bonds 3.625% 8/15/2043	3.59 to 4.55	42,601,000	35,074,269
US Treasury Bonds 3.875% 5/15/2043	4.78	3,000,000	2,562,188
US Treasury Bonds 4% 11/15/2052	4.40 to 4.92	37,200,000	30,405,188
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	122,700,000	102,358,641
US Treasury Bonds 4.25% 11/15/2040	3.71	80,000	73,850
US Treasury Bonds 4.25% 2/15/2054	4.44 to 5.01	45,600,000	38,829,469
US Treasury Bonds 4.25% 5/15/2039	3.45 to 3.99	1,598,000	1,501,995
US Treasury Bonds 4.375% 11/15/2039	4.37	340,000	321,327
US Treasury Bonds 4.375% 2/15/2038	2.80 to 4.74	17,884,000	17,304,866
US Treasury Bonds 4.375% 5/15/2041	3.79	17,000	15,821
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	31,000,000	27,529,453
US Treasury Bonds 4.5% 2/15/2044	4.68 to 4.98	25,800,000	23,725,922
US Treasury Bonds 4.5% 5/15/2038	4.16	24,300,000	23,688,703
US Treasury Bonds 4.5% 8/15/2039	4.39	14,731,000	14,141,185
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.99	16,300,000	15,087,688
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	40,200,000	36,443,813
US Treasury Bonds 4.625% 2/15/2040	2.99	5,000	4,838
US Treasury Bonds 4.625% 2/15/2046	4.98 to 5.14	37,400,000	34,583,313
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.92	50,900,000	46,134,090
US Treasury Bonds 4.625% 5/15/2054	4.54 to 4.63	22,100,000	20,033,305
US Treasury Bonds 4.75% 11/15/2043	5.09	15,100,000	14,350,898
US Treasury Bonds 4.75% 11/15/2053	4.00 to 5.21	42,000,000	38,823,750
US Treasury Bonds 4.75% 2/15/2037	2.32 to 2.78	13,000	13,042
US Treasury Bonds 4.75% 2/15/2041	4.03	11,100,000	10,784,344
US Treasury Bonds 4.75% 2/15/2056	4.91 to 4.99	37,500,000	34,722,656
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.14	45,600,000	42,171,094
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.94	52,800,000	48,842,062
US Treasury Bonds 4.875% 8/15/2045	4.77 to 4.87	12,600,000	12,054,656
US Treasury Bonds 5% 5/15/2037	2.90 to 4.31	4,967,000	5,086,324
US Treasury Bonds 5% 5/15/2045	4.85 to 5.18	30,100,000	29,274,601
US Treasury Bonds 5% 5/15/2056	4.93 to 5.25	33,300,000	32,092,875
US Treasury Bonds 5.125% 8/15/2056	5.24	15,900,000	15,629,203
US Treasury Bonds 5.25% 11/15/2028	2.65 to 2.98	31,601,000	32,199,691
US Treasury Bonds 5.25% 2/15/2029	3.84	7,274,000	7,436,813
US Treasury Bonds 6.125% 11/15/2027	2.86 to 2.94	139,604,000	142,630,571
US Treasury Bonds 6.25% 5/15/2030	3.95 to 4.21	116,378,000	123,492,514
US Treasury Notes 0.375% 9/30/2027	3.68	61,826,000	59,328,709
US Treasury Notes 0.5% 10/31/2027	3.78	11,000,000	10,534,219
US Treasury Notes 0.625% 11/30/2027	4.18	28,200,700	26,960,310
US Treasury Notes 0.625% 12/31/2027	3.30	15,039,900	14,331,380
US Treasury Notes 0.625% 5/15/2030	0.85 to 3.52	148,227,000	129,021,182
US Treasury Notes 0.625% 8/15/2030	3.18 to 4.31	129,794,900	111,887,260
US Treasury Notes 0.75% 1/31/2028	0.99 to 1.28	122,528,000	116,612,195
US Treasury Notes 0.875% 11/15/2030	3.02 to 3.79	67,580,900	58,328,125
US Treasury Notes 1% 7/31/2028	3.07 to 4.01	145,209,000	136,371,670
US Treasury Notes 1.125% 2/15/2031	4.11	38,500,000	33,359,649
US Treasury Notes 1.125% 2/29/2028	1.28 to 3.05	29,970,000	28,596,765
US Treasury Notes 1.125% 8/31/2028	2.95 to 4.65	129,007,000	121,130,518
US Treasury Notes 1.25% 3/31/2028	1.41 to 3.81	74,408,000	70,952,097
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.18	26,499,000	25,200,963
US Treasury Notes 1.25% 5/31/2028	2.94 to 3.62	51,374,000	48,733,055
US Treasury Notes 1.25% 6/30/2028	4.16	41,135,000	38,919,173
US Treasury Notes 1.25% 8/15/2031	1.62 to 4.49	230,666,000	197,543,804
US Treasury Notes 1.25% 9/30/2028	3.65	3,038,000	2,852,160
US Treasury Notes 1.375% 10/31/2028	4.01 to 4.27	57,900,000	54,362,672
US Treasury Notes 1.375% 11/15/2031	3.04 to 3.44	58,246,000	49,798,055
US Treasury Notes 1.375% 12/31/2028	1.56	23,700,000	22,138,207
US Treasury Notes 1.5% 11/30/2028	3.09	42,500,000	39,913,476
US Treasury Notes 1.5% 2/15/2030	2.99 to 3.64	30,793,000	27,924,199
US Treasury Notes 1.625% 5/15/2031	3.37 to 4.41	107,293,000	94,350,782
US Treasury Notes 1.75% 1/31/2029	2.00 to 4.20	76,700,000	72,112,980
US Treasury Notes 1.75% 11/15/2029	3.01 to 3.89	21,907,000	20,177,545
US Treasury Notes 1.875% 2/15/2032	2.90 to 4.34	83,500,000	72,830,918
US Treasury Notes 1.875% 2/28/2029	3.08 to 3.94	55,400,000	52,145,250
US Treasury Notes 2.25% 11/15/2027	4.33	22,300,000	21,772,988
US Treasury Notes 2.375% 3/31/2029	4.11 to 4.23	87,300,000	83,040,715
US Treasury Notes 2.375% 5/15/2029	0.74 to 4.37	162,799,000	154,493,708
US Treasury Notes 2.625% 2/15/2029	1.40 to 2.51	58,844,000	56,451,164
US Treasury Notes 2.625% 7/31/2029	3.56 to 3.75	29,600,000	28,170,875
US Treasury Notes 2.75% 2/15/2028	0.64 to 4.32	91,818,200	89,820,437
US Treasury Notes 2.75% 5/31/2029	4.52	92,800,000	88,877,750
US Treasury Notes 2.75% 8/15/2032	3.94 to 4.14	69,000,000	62,523,164
US Treasury Notes 2.875% 4/30/2029	2.88 to 3.49	74,400,000	71,580,938
US Treasury Notes 2.875% 5/15/2028	3.03 to 4.46	52,785,000	51,533,418
US Treasury Notes 2.875% 5/15/2032	3.18 to 4.10	86,100,000	78,892,488
US Treasury Notes 2.875% 8/15/2028	1.28 to 4.00	92,876,000	90,332,794
US Treasury Notes 3.125% 11/15/2028	2.49 to 2.88	26,503,000	25,815,578
US Treasury Notes 3.125% 8/31/2029	4.48	29,133,900	28,091,453
US Treasury Notes 3.25% 6/30/2029	3.08	34,300,000	33,254,922
US Treasury Notes 3.375% 11/30/2027	3.50	51,600,000	51,031,594
US Treasury Notes 3.375% 12/31/2027	3.93	61,800,000	61,066,125
US Treasury Notes 3.375% 2/29/2028	3.89	36,200,000	35,716,390
US Treasury Notes 3.375% 5/15/2033	3.96 to 4.91	101,900,000	94,719,234
US Treasury Notes 3.375% 9/15/2028	3.62	14,100,000	13,832,871
US Treasury Notes 3.5% 1/31/2028	3.53	90,700,000	89,704,426
US Treasury Notes 3.5% 1/31/2030	3.60	47,900,000	46,474,227
US Treasury Notes 3.5% 11/15/2028	3.49	22,600,000	22,190,375
US Treasury Notes 3.5% 2/15/2029	3.91	11,200,000	10,970,313
US Treasury Notes 3.5% 2/15/2033	3.72 to 4.53	84,800,000	79,652,375
US Treasury Notes 3.5% 2/28/2031	4.00	52,200,000	50,136,469
US Treasury Notes 3.5% 9/30/2027	3.61 to 3.94	81,500,000	80,868,985
US Treasury Notes 3.625% 10/31/2030	3.78	21,600,000	20,907,281
US Treasury Notes 3.625% 12/31/2030	3.52	60,500,000	58,474,668
US Treasury Notes 3.625% 3/31/2030	4.31	6,500,000	6,323,535
US Treasury Notes 3.625% 8/15/2028	3.58 to 4.00	62,300,000	61,462,844
US Treasury Notes 3.625% 8/31/2029	3.94	5,300,000	5,183,234
US Treasury Notes 3.625% 8/31/2030	3.69	1,000,000	969,335
US Treasury Notes 3.625% 9/30/2030	3.74 to 4.25	18,500,000	17,921,875
US Treasury Notes 3.625% 9/30/2031	4.22	2,000,000	1,919,999
US Treasury Notes 3.75% 1/31/2031	4.43	45,000,000	43,683,399
US Treasury Notes 3.75% 10/31/2032	3.89	35,900,000	34,319,559
US Treasury Notes 3.75% 4/30/2028	3.88	77,500,000	76,785,547
US Treasury Notes 3.75% 6/30/2030	4.08 to 4.26	72,300,000	70,495,324
US Treasury Notes 3.75% 8/31/2031	4.30	33,000,000	31,884,961
US Treasury Notes 3.875% 10/15/2027	4.12	900,000	896,237
US Treasury Notes 3.875% 11/30/2027	4.01	6,500,000	6,467,754
US Treasury Notes 3.875% 11/30/2029	3.99	2,100,000	2,064,808
US Treasury Notes 3.875% 12/31/2029	3.63 to 4.34	22,300,000	21,912,363
US Treasury Notes 3.875% 12/31/2032	4.02 to 4.27	53,200,000	51,146,813
US Treasury Notes 3.875% 3/31/2031	3.94	38,800,000	37,823,938
US Treasury Notes 3.875% 4/15/2029	4.15	34,000,000	33,567,031
US Treasury Notes 3.875% 4/30/2030	3.96	17,700,000	17,359,137
US Treasury Notes 3.875% 4/30/2031	4.02	50,600,000	49,305,351
US Treasury Notes 3.875% 5/15/2029	4.05	31,000,000	30,593,125
US Treasury Notes 3.875% 6/15/2028	4.09	46,500,000	46,129,453
US Treasury Notes 3.875% 6/30/2030	4.23	32,800,000	32,129,906
US Treasury Notes 3.875% 7/15/2028	3.89	13,800,000	13,684,102
US Treasury Notes 3.875% 7/31/2030	3.69 to 3.95	22,200,000	21,736,055
US Treasury Notes 3.875% 8/15/2033	4.57	25,700,000	24,567,594
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	83,000,000	78,629,531
US Treasury Notes 3.875% 8/31/2032	3.92	20,200,000	19,477,219
US Treasury Notes 3.875% 9/30/2029	4.08	4,900,000	4,824,012
US Treasury Notes 4% 1/31/2029	3.90	1,400,000	1,387,694
US Treasury Notes 4% 1/31/2031	3.72 to 4.28	148,600,000	145,703,461
US Treasury Notes 4% 1/31/2033	4.20	18,800,000	18,189,000
US Treasury Notes 4% 10/31/2029	4.12	11,200,000	11,059,563
US Treasury Notes 4% 11/15/2035	4.02 to 4.67	87,800,000	83,073,891
US Treasury Notes 4% 2/15/2034	4.69	26,900,000	25,815,594
US Treasury Notes 4% 3/31/2030	3.95	19,100,000	18,820,215
US Treasury Notes 4% 4/30/2032	4.16	21,900,000	21,310,582
US Treasury Notes 4% 5/31/2030	3.78	4,500,000	4,429,863
US Treasury Notes 4% 6/30/2028	4.41	15,400,000	15,309,164
US Treasury Notes 4% 6/30/2032	3.99	29,500,000	28,671,465
US Treasury Notes 4% 7/31/2030	4.05 to 4.35	35,300,000	34,715,344
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	35,100,000	34,089,504
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	46,700,000	46,282,254
US Treasury Notes 4.125% 10/31/2031	4.13	5,500,000	5,401,387
US Treasury Notes 4.125% 11/15/2027	3.89 to 4.11	52,900,000	52,800,813
US Treasury Notes 4.125% 11/15/2032	3.91 to 4.34	70,400,000	68,692,250
US Treasury Notes 4.125% 11/30/2029	3.69 to 4.08	64,800,000	64,202,625
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.70	103,554,000	98,780,808
US Treasury Notes 4.125% 2/29/2032	3.92	36,600,000	35,879,438
US Treasury Notes 4.125% 3/31/2029	4.01	30,600,000	30,406,360
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.13	8,000,000	7,838,125
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.43	63,900,000	62,162,719
US Treasury Notes 4.125% 5/31/2031	4.14	39,300,000	38,681,332
US Treasury Notes 4.125% 5/31/2032	4.36	7,400,000	7,242,172
US Treasury Notes 4.125% 6/15/2029	4.36	76,200,000	75,646,360
US Treasury Notes 4.125% 7/15/2029	4.33	37,800,000	37,513,547
US Treasury Notes 4.125% 8/31/2028	4.34	39,700,000	39,537,168
US Treasury Notes 4.125% 9/30/2027	3.56 to 3.83	51,700,000	51,635,387
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	75,300,000	73,088,063
US Treasury Notes 4.25% 2/28/2031	4.32	10,600,000	10,498,141
US Treasury Notes 4.25% 3/31/2033	4.13	21,800,000	21,378,477
US Treasury Notes 4.25% 5/15/2035	4.35 to 4.39	68,700,000	66,480,668
US Treasury Notes 4.25% 5/31/2033	4.54	27,700,000	27,135,180
US Treasury Notes 4.25% 6/30/2033	4.31	21,600,000	21,154,500
US Treasury Notes 4.25% 8/15/2029	4.40	46,000,000	45,805,938
US Treasury Notes 4.25% 8/15/2035	4.15 to 4.44	55,100,000	53,242,527
US Treasury Notes 4.375% 1/31/2032	4.44	100,000	99,233
US Treasury Notes 4.375% 11/30/2030	3.87	21,500,000	21,412,656
US Treasury Notes 4.375% 5/15/2034	4.34 to 4.49	83,900,000	82,392,422
US Treasury Notes 4.375% 5/15/2036	4.44	38,600,000	37,502,313
US Treasury Notes 4.375% 7/31/2031	4.42	22,100,000	21,977,414
US Treasury Notes 4.375% 7/31/2033	4.56	22,000,000	21,690,625
US Treasury Notes 4.375% 8/31/2031	4.50	39,500,000	39,287,071
US Treasury Notes 4.5% 11/15/2033	4.30 to 4.34	63,900,000	63,398,285
US Treasury Notes 4.5% 12/31/2031	4.24	5,500,000	5,493,555
US Treasury Notes 4.5% 5/31/2029	3.78 to 3.93	66,500,000	66,666,250
US Treasury Notes 4.5% 8/31/2033	4.61	34,000,000	33,776,875
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.54	76,900,000	76,530,519
US Treasury Notes 4.625% 4/30/2029	3.91 to 4.72	50,100,000	50,389,641
US Treasury Notes 4.625% 5/31/2031	4.29	1,200,000	1,206,187
US Treasury Notes 4.625% 8/15/2036	4.75	26,700,000	26,441,344
US Treasury Notes 4.625% 9/30/2030	4.33	2,900,000	2,916,652
US Treasury Notes 4.75% 2/15/2045	4.94	9,000,000	8,493,398
US Treasury Notes 4.875% 10/31/2030	4.06	26,300,000	26,695,527
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,777,224,682)			8,342,661,722

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $78,414,771)	3.69	78,399,091	78,414,771

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $8,855,639,453)	8,421,076,493
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,819,568
NET ASSETS - 100.0%	8,427,896,061

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	92,076,437	221,628,024	235,289,827	550,797	137	-	78,414,771	78,399,091
Fidelity Securities Lending Cash Central Fund	-	986,083,821	986,083,821	(4,066)	-	-	-	-
	92,076,437	1,207,711,845	1,221,373,648	546,731	137	-	78,414,771

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	8,342,661,722	-	8,342,661,722	-

Money Market Funds	78,414,771	78,414,771	-	-
Total Investments in Securities:	8,421,076,493	78,414,771	8,342,661,722	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$8,342,661,722
Investments in securities, at value - affiliated issuers	78,414,771
Receivable for investments sold	169,512,978
Receivable for fund shares sold	2,214,518
Interest receivable	55,183,742
Distributions receivable from affiliated funds	174,902
Prepaid expenses	8,747
Receivable from investment adviser for expense reductions	82,750
Total assets	8,648,254,130
Liabilities
Payable for investments purchased	217,094,805
Payable for fund shares redeemed	2,081,341
Distributions payable	850,839
Accrued management fee	281,187
Other payables and accrued expenses	49,897
Total liabilities	220,358,069
Net Assets	$8,427,896,061
Net assets consist of:
Paid in capital	10,285,249,777
Total accumulated earnings (loss)	(1,857,353,716)
Net Assets	$8,427,896,061

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($8,427,896,061/975,172,768 shares)	$8.64

Other Information
Unaffiliated issuers, cost	8,777,224,682
Affiliated issuers, cost	78,414,771
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$546,731
Interest	161,645,738
Total investment income	162,192,469
Expenses
Management fee	1,680,014
Custodian fees and expenses	31,838
Independent trustees' fees and expenses	9,115
Registration fees	37,447
Audit	30,660
Legal	2,589
Commitment fee	4,958
Miscellaneous	10,246
Total expenses	1,806,867
Expense reductions	(527,998)
Total expenses after reductions	1,278,869
Net investment income (loss)	160,913,600
Net realized gain (loss)
Investments - unaffiliated issuers	(46,261,274)
Investments - affiliated issuers	137
Net realized gain (loss)	(46,261,137)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(293,937,754)
Total change in net unrealized appreciation (depreciation)	(293,937,754)
Net gain (loss)	(340,198,891)
Net increase (decrease) in net assets resulting from operations	$(179,285,291)
Other Information
Income from securities lending - Affiliated Issuers	(4,066)

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,913,600	$312,892,210
Net realized gain (loss)	(46,261,137)	(141,600,351)
Change in net unrealized appreciation (depreciation)	(293,937,754)	273,658,198
Net increase (decrease) in net assets resulting from operations	$(179,285,291)	$444,950,057
Distributions to shareholders
Distributions to shareholders	(128,517,721)	(298,505,643)
Total distributions	(128,517,721)	(298,505,643)
Net increase (decrease) in net assets resulting from share transactions	562,383,454	(1,557,856,560)
Total increase (decrease) in net assets	254,580,442	(1,411,412,146)
Net Assets
Beginning of period	8,173,315,619	9,584,727,765
End of period	$8,427,896,061	$8,173,315,619
Financial Highlights
Fidelity® SAI U.S. Treasury Bond Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.98	$8.83	$8.66	$8.66	$9.79	$10.10
Income from Investment Operations
Net investment income (loss) B, C	.17	.32	.31	.26	.18	.11
Net realized and unrealized gain (loss)	(.38)	.14	.11	(.07)	(1.17)	(.32)
Total from investment operations	(.21)	.46	.42	.19	(.99)	(.21)
Distributions
Distributions from net investment income	(.13)	(.31)	(.25)	(.19)	(.14)	(.10)
Distributions from net realized gain	-	-	-	-	-	.00 D
Total distributions	(.13)	(.31)	(.25)	(.19)	(.14)	(.10)
Net asset value, end of period	$8.64	$8.98	$8.83	$8.66	$8.66	$9.79
Total Return E, F	(2.30)%	5.30%	4.96%	2.25%	(10.10)%	(2.09)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.04% I	.04%	.04%	.05%	.05%	.05%
Ratio of expenses to average net assets net of fee waivers, if any	.03% I	.03%	.03%	.03%	.03%	.03%
Ratio of expenses to average net assets net of all reductions, if any	.03% I	.03%	.03%	.03%	.03%	.03%
Ratio of net investment income (loss) to average net assets	3.80% I	3.59%	3.51%	2.97%	2.05%	1.06%
Net assets, end of period	$8,427,896,061	$8,173,315,619	$9,584,727,765	$15,843,238,612	$13,457,180,745	$11,227,353,867
Portfolio turnover rate J	32% I	26%	32%	37%	60%	45%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI U.S. Treasury Bond Index Fund	8,694,603,851	94,968,553	(368,495,911)	(273,527,358)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI U.S. Treasury Bond Index Fund	(312,522,875)	(1,275,496,221)	(1,588,019,096)

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI U.S. Treasury Bond Index Fund	0.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  5. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® SAI U.S. Treasury Bond Index Fund	4,344	-	-

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI U.S. Treasury Bond Index Fund	0.03	June 30, 2027	527,998

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® SAI U.S. Treasury Bond Index Fund
Fidelity® SAI U.S. Treasury Bond Index Fund	128,517,721	298,505,643
Total	128,517,721	298,505,643

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® SAI U.S. Treasury Bond Index Fund
Shares sold	142,330,707	132,878,328	1,241,485,124	1,172,140,707
Reinvestment of distributions	14,204,731	32,572,942	123,953,969	288,970,252
Shares redeemed	(91,846,037)	(340,732,987)	(803,055,639)	(3,018,967,519)
Net increase (decrease)	64,689,401	(175,281,717)	562,383,454	(1,557,856,560)

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers ® Fidelity ® Core Income Fund
Fidelity ® SAI U.S. Treasury Bond Index Fund	71%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity ® SAI U.S. Treasury Bond Index Fund	71
  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9872607.110
UYB-SANN-1026
Fidelity® SAI Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.76 to 5.11	476,600,000	216,071,081
US Treasury Bonds 1.375% 8/15/2050	4.72 to 5.35	639,300,000	298,348,326
US Treasury Bonds 1.625% 11/15/2050	2.39 to 5.18	684,942,000	340,945,936
US Treasury Bonds 1.875% 11/15/2051	3.78 to 5.02	643,500,000	336,480,114
US Treasury Bonds 1.875% 2/15/2051	2.40 to 5.02	525,213,000	278,137,211
US Treasury Bonds 2% 2/15/2050	3.60 to 5.02	329,843,800	183,475,614
US Treasury Bonds 2% 8/15/2051	2.16 to 5.16	604,688,000	327,830,656
US Treasury Bonds 2.25% 2/15/2052	4.55 to 4.99	452,200,000	259,255,444
US Treasury Bonds 2.25% 8/15/2049	4.72 to 5.35	237,000,000	140,885,389
US Treasury Bonds 2.375% 11/15/2049	4.67 to 5.14	267,200,000	162,678,874
US Treasury Bonds 2.375% 5/15/2051	4.70 to 5.22	473,070,000	282,160,383
US Treasury Bonds 2.75% 11/15/2047	4.46 to 4.96	313,654,000	212,133,020
US Treasury Bonds 2.75% 8/15/2042	3.37	3,500	2,586
US Treasury Bonds 2.75% 8/15/2047	3.48 to 5.00	228,657,000	155,165,211
US Treasury Bonds 2.875% 11/15/2046	4.30 to 5.20	165,596,000	116,169,476
US Treasury Bonds 2.875% 5/15/2043	3.31	20,200	14,987
US Treasury Bonds 2.875% 5/15/2049	4.91 to 5.10	262,318,000	178,447,968
US Treasury Bonds 2.875% 5/15/2052	3.30 to 4.95	383,500,000	253,110,000
US Treasury Bonds 3% 11/15/2044	2.96	800	589
US Treasury Bonds 3% 2/15/2047	4.93 to 5.04	164,046,000	117,292,890
US Treasury Bonds 3% 2/15/2048	3.74 to 5.04	265,787,000	187,722,450
US Treasury Bonds 3% 2/15/2049	4.83 to 5.07	339,400,000	237,115,976
US Treasury Bonds 3% 5/15/2047	2.70 to 5.09	184,448,000	131,484,045
US Treasury Bonds 3% 8/15/2048	3.65 to 5.18	391,155,000	274,725,270
US Treasury Bonds 3% 8/15/2052	3.52 to 5.20	530,100,000	358,459,419
US Treasury Bonds 3.125% 2/15/2042	3.09 to 3.35	68,100	53,645
US Treasury Bonds 3.125% 5/15/2048	4.81 to 5.10	322,214,000	232,208,049
US Treasury Bonds 3.375% 11/15/2048	4.87 to 5.22	315,100,000	236,325,000
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.99	473,400,000	361,355,835
US Treasury Bonds 3.625% 5/15/2053	3.98 to 5.23	535,300,000	408,249,891
US Treasury Bonds 4% 11/15/2052	4.79 to 5.16	402,600,000	329,062,594
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.31	533,300,000	444,888,859
US Treasury Bonds 4.25% 2/15/2054	4.55 to 5.02	594,600,000	506,315,837
US Treasury Bonds 4.25% 8/15/2054	4.13 to 5.29	589,790,000	502,220,010
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.99	489,300,000	434,521,338
US Treasury Bonds 4.625% 11/15/2055	4.67 to 5.13	732,600,000	664,147,688
US Treasury Bonds 4.625% 2/15/2055	4.47 to 5.01	554,300,000	502,399,333
US Treasury Bonds 4.625% 5/15/2054	4.12 to 5.22	569,100,000	515,880,261
US Treasury Bonds 4.75% 11/15/2053	4.78 to 5.17	523,800,000	484,187,625
US Treasury Bonds 4.75% 2/15/2056	4.91 to 4.99	503,200,000	465,931,750
US Treasury Bonds 4.75% 5/15/2055	4.73 to 4.96	553,700,000	512,064,357
US Treasury Bonds 4.75% 8/15/2055	4.63 to 4.92	595,600,000	550,953,264
US Treasury Bonds 5% 5/15/2056	4.94 to 5.25	318,800,000	307,243,500
US Treasury Bonds 5.125% 8/15/2056	5.24	245,000,000	240,827,344
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,755,325,100)			12,746,949,095

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $144,282,260)	3.69	144,253,410	144,282,260

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $13,899,607,360)	12,891,231,355
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(40,792,113)
NET ASSETS - 100.0%	12,850,439,242

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	92,831,123	744,677,952	693,236,452	608,471	9,637	-	144,282,260	144,253,410
	92,831,123	744,677,952	693,236,452	608,471	9,637	-	144,282,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	12,746,949,095	-	12,746,949,095	-

Money Market Funds	144,282,260	144,282,260	-	-
Total Investments in Securities:	12,891,231,355	144,282,260	12,746,949,095	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$12,746,949,095
Investments in securities, at value - affiliated issuers	144,282,260
Receivable for investments sold	158,988,639
Receivable for fund shares sold	10,508,566
Interest receivable	99,042,235
Distributions receivable from affiliated funds	234,881
Prepaid expenses	15,835
Receivable from investment adviser for expense reductions	97,721
Total assets	13,160,119,232
Liabilities
Payable for investments purchased	287,594,563
Payable for fund shares redeemed	14,115,279
Distributions payable	7,084,572
Accrued management fee	450,977
Other payables and accrued expenses	434,599
Total liabilities	309,679,990
Net Assets	$12,850,439,242
Net assets consist of:
Paid in capital	16,641,399,578
Total accumulated earnings (loss)	(3,790,960,336)
Net Assets	$12,850,439,242

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($12,850,439,242/2,022,389,921 shares)	$6.35

Other Information
Unaffiliated issuers, cost	13,755,325,100
Affiliated issuers, cost	144,282,260
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$608,471
Interest	306,125,454
Total investment income	306,733,925
Expenses
Management fee	2,465,645
Custodian fees and expenses	101
Independent trustees' fees and expenses	11,996
Registration fees	562,211
Audit	33,229
Legal	3,149
Commitment fee	6,282
Miscellaneous	4,849
Total expenses	3,087,462
Expense reductions	(1,213,747)
Total expenses after reductions	1,873,715
Net investment income (loss)	304,860,210
Net realized gain (loss)
Investments - unaffiliated issuers	(220,299,564)
Investments - affiliated issuers	9,637
Net realized gain (loss)	(220,289,927)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(907,295,538)
Total change in net unrealized appreciation (depreciation)	(907,295,538)
Net gain (loss)	(1,127,585,465)
Net increase (decrease) in net assets resulting from operations	$(822,725,255)

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$304,860,210	$241,866,558
Net realized gain (loss)	(220,289,927)	(150,205,194)
Change in net unrealized appreciation (depreciation)	(907,295,538)	264,805,509
Net increase (decrease) in net assets resulting from operations	$(822,725,255)	$356,466,873
Distributions to shareholders
Distributions to shareholders	(266,430,714)	(211,928,950)
Total distributions	(266,430,714)	(211,928,950)
Net increase (decrease) in net assets resulting from share transactions	4,156,136,160	6,581,026,762
Total increase (decrease) in net assets	3,066,980,191	6,725,564,685
Net Assets
Beginning of period	9,783,459,051	3,057,894,366
End of period	$12,850,439,242	$9,783,459,051
Financial Highlights
Fidelity® SAI Long-Term Treasury Bond Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$6.98	$7.08	$7.18	$7.73	$10.71	$11.04
Income from Investment Operations
Net investment income (loss) B, C	.16	.31	.30	.28	.24	.22
Net realized and unrealized gain (loss)	(.65)	(.14) D	(.13)	(.58)	(2.99)	(.31)
Total from investment operations	(.49)	.17	.17	(.30)	(2.75)	(.09)
Distributions
Distributions from net investment income	(.14)	(.27)	(.27)	(.25)	(.23)	(.21)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.14)	(.27)	(.27)	(.25)	(.23)	(.24)
Net asset value, end of period	$6.35	$6.98	$7.08	$7.18	$7.73	$10.71
Total Return E, F	(7.03)%	2.63%	2.37%	(3.91)%	(25.78)%	(.85)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.05% I	.05%	.04%	.04%	.04%	.08%
Ratio of expenses to average net assets net of fee waivers, if any	.03% I	.03%	.03%	.03%	.03%	.03%
Ratio of expenses to average net assets net of all reductions, if any	.03% I	.03%	.03%	.03%	.03%	.03%
Ratio of net investment income (loss) to average net assets	4.91% I	4.61%	4.20%	3.85%	2.85%	1.97%
Net assets, end of period	$12,850,439,242	$9,783,459,051	$3,057,894,366	$3,338,106,958	$3,238,850,434	$7,086,638,241
Portfolio turnover rate J	34% I	25%	20%	51%	107%	62%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Long-Term Treasury Bond Index Fund	13,890,927,622	313,250	(1,000,009,517)	(999,696,267)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Long-Term Treasury Bond Index Fund	(811,610,264)	(1,780,956,364)	(2,592,566,628)

Due to large redemptions and subscriptions in a prior period, certain capital loss carryforwards will be subject to an annual limitation on their availability to offset future capital gains as follows:

	Capital Loss Carryforwards Subject to Limitation ($)	Approximate Annual Limitation ($)
Fidelity® SAI Long-Term Treasury Bond Index Fund	(1,696,869,070)	(75,457,734)
Fidelity® SAI Long-Term Treasury Bond Index Fund	(783,594,082)	(116,204,568)

Some of the Fund's unrealized capital losses are subject to an annual limitation on their availability to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the use of any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods to the extent provided by regulations and subject to applicable limits.

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Long-Term Treasury Bond Index Fund	0.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  5. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Long-Term Treasury Bond Index Fund	0.03	June 30, 2027	1,213,540

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Long-Term Treasury Bond Index Fund	207

  6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® SAI Long-Term Treasury Bond Index Fund
Fidelity® SAI Long-Term Treasury Bond Index Fund	266,430,714	211,928,950
Total	266,430,714	211,928,950

  7. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® SAI Long-Term Treasury Bond Index Fund
Shares sold	893,945,269	1,118,474,962	5,913,711,111	7,608,280,987
Reinvestment of distributions	35,543,657	28,028,320	231,541,683	190,780,589
Shares redeemed	(308,585,557)	(176,876,877)	(1,989,116,634)	(1,218,034,814)
Net increase (decrease)	620,903,369	969,626,405	4,156,136,160	6,581,026,762

  8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers ® Fidelity ® Core Income Fund
Fidelity ® SAI Long-Term Treasury Bond Index Fund	20%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity ® SAI Long-Term Treasury Bond Index Fund	20
  9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9869415.110
SV5-SANN-1026
Fidelity® Intermediate Treasury Bond Index Fund
Fidelity® Long-Term Treasury Bond Index Fund
Fidelity® Short-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Intermediate Treasury Bond Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 4.5% 2/15/2036	4.36	2,050,000	2,027,898
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.37	182,681,600	156,449,664
US Treasury Notes 1.375% 11/15/2031	1.44 to 4.41	305,080,400	260,831,826
US Treasury Notes 1.625% 5/15/2031	3.60 to 4.41	23,575,100	20,731,353
US Treasury Notes 1.875% 2/15/2032	2.33 to 4.08	203,174,000	177,213,759
US Treasury Notes 2.75% 8/15/2032	3.53 to 4.27	245,736,200	222,669,633
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.45	281,000,100	257,477,317
US Treasury Notes 3.375% 5/15/2033	3.83 to 4.41	292,438,300	271,830,539
US Treasury Notes 3.5% 2/15/2033	3.48 to 4.21	257,011,300	241,409,912
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.94	140,300,000	134,123,511
US Treasury Notes 3.75% 11/30/2032	3.70 to 3.92	246,650,000	235,647,096
US Treasury Notes 3.75% 8/31/2031	3.71 to 3.95	74,480,000	71,963,391
US Treasury Notes 3.875% 12/31/2032	3.94 to 4.02	136,700,000	131,424,234
US Treasury Notes 3.875% 8/15/2033	3.85 to 4.91	276,894,600	264,693,932
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.67	265,250,600	251,283,498
US Treasury Notes 3.875% 8/31/2032	3.79 to 3.84	39,350,000	37,942,008
US Treasury Notes 3.875% 9/30/2032	3.88 to 4.56	84,150,000	81,073,266
US Treasury Notes 4% 1/31/2033	3.71 to 4.27	135,900,000	131,483,250
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	305,600,000	289,150,127
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	360,677,800	346,137,976
US Treasury Notes 4% 4/30/2032	3.93 to 4.42	112,150,000	109,131,588
US Treasury Notes 4% 7/31/2032	3.76 to 4.14	451,200,000	438,210,376
US Treasury Notes 4.125% 11/15/2032	3.64 to 4.37	196,371,100	191,607,567
US Treasury Notes 4.125% 11/30/2031	3.84 to 4.49	86,600,000	85,003,313
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.54	334,900,000	319,463,203
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	67,900,000	66,563,219
US Treasury Notes 4.125% 3/31/2032	4.15	80,800,000	79,165,062
US Treasury Notes 4.125% 4/30/2033	4.19 to 4.43	131,550,000	127,973,484
US Treasury Notes 4.125% 5/31/2032	3.77 to 3.99	130,550,000	127,765,614
US Treasury Notes 4.125% 7/31/2031	3.81 to 4.15	54,433,800	53,517,356
US Treasury Notes 4.25% 11/15/2034	3.87 to 4.58	351,300,000	340,980,563
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.15	109,050,000	106,941,416
US Treasury Notes 4.25% 5/15/2035	4.02 to 4.39	296,150,000	286,582,966
US Treasury Notes 4.25% 6/30/2033	4.31 to 4.60	260,300,000	254,931,313
US Treasury Notes 4.25% 8/15/2035	4.02 to 4.41	347,250,000	335,543,876
US Treasury Notes 4.375% 1/31/2032	4.32 to 4.44	136,200,000	135,157,219
US Treasury Notes 4.375% 5/15/2034	3.90 to 4.49	337,590,300	331,524,224
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.74	403,050,000	391,588,266
US Treasury Notes 4.375% 7/31/2033	4.56	79,900,000	78,776,406
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.34	463,672,600	460,032,047
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.55	109,600,000	109,471,562
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.58	304,760,000	303,295,723
US Treasury Notes 4.625% 8/15/2036	4.75	66,500,000	65,855,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,653,893,313)			8,384,646,334

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $61,719,054)	3.69	61,706,713	61,719,054

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,715,612,367)	8,446,365,388
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,584,822
NET ASSETS - 100.0%	8,447,950,210

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	29,931,350	482,712,032	450,925,552	379,113	1,224	-	61,719,054	61,706,713
Fidelity Securities Lending Cash Central Fund	-	1,438,700,854	1,438,700,854	51,252	-	-	-	-
	29,931,350	1,921,412,886	1,889,626,406	430,365	1,224	-	61,719,054

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	8,384,646,334	-	8,384,646,334	-

Money Market Funds	61,719,054	61,719,054	-	-
Total Investments in Securities:	8,446,365,388	61,719,054	8,384,646,334	-
Fidelity® Intermediate Treasury Bond Index Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$8,384,646,334
Investments in securities, at value - affiliated issuers	61,719,054
Cash	1
Receivable for investments sold	353,669,186
Receivable for fund shares sold	12,389,712
Interest receivable	60,475,482
Distributions receivable from affiliated funds	105,885
Total assets	8,873,005,654
Liabilities
Payable for investments purchased	401,402,568
Payable for fund shares redeemed	18,525,763
Distributions payable	4,915,562
Accrued management fee	211,551
Total liabilities	425,055,444
Net Assets	$8,447,950,210
Net assets consist of:
Paid in capital	9,241,974,678
Total accumulated earnings (loss)	(794,024,468)
Net Assets	$8,447,950,210

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($8,447,950,210/887,187,019 shares)	$9.52

Other Information
Unaffiliated issuers, cost	8,653,893,313
Affiliated issuers, cost	61,719,054
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$430,365
Interest	165,406,694
Total investment income	165,837,059
Expenses
Management fee	1,235,420
Independent trustees' fees and expenses	8,890
Total expenses	1,244,310
Expense reductions	(8)
Total expenses after reductions	1,244,302
Net investment income (loss)	164,592,757
Net realized gain (loss)
Investments - unaffiliated issuers	(50,672,649)
Investments - affiliated issuers	1,224
Net realized gain (loss)	(50,671,425)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(360,623,674)
Total change in net unrealized appreciation (depreciation)	(360,623,674)
Net gain (loss)	(411,295,099)
Net increase (decrease) in net assets resulting from operations	$(246,702,342)
Other Information
Income from securities lending - Affiliated Issuers	51,252

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$164,592,757	$269,297,569
Net realized gain (loss)	(50,671,425)	(30,976,630)
Change in net unrealized appreciation (depreciation)	(360,623,674)	237,300,162
Net increase (decrease) in net assets resulting from operations	$(246,702,342)	$475,621,101
Distributions to shareholders
Distributions to shareholders	(152,580,928)	(256,780,268)
Total distributions	(152,580,928)	(256,780,268)
Net increase (decrease) in net assets resulting from share transactions	651,880,805	1,337,040,011
Total increase (decrease) in net assets	252,597,535	1,555,880,844
Net Assets
Beginning of period	8,195,352,675	6,639,471,831
End of period	$8,447,950,210	$8,195,352,675
Financial Highlights
Fidelity® Intermediate Treasury Bond Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.00	$9.70	$9.55	$9.55	$10.87	$11.38
Income from Investment Operations
Net investment income (loss) B, C	.19	.37	.36	.32	.20	.15
Net realized and unrealized gain (loss)	(.49)	.29	.14	(.09)	(1.36)	(.44)
Total from investment operations	(.30)	.66	.50	.23	(1.16)	(.29)
Distributions
Distributions from net investment income	(.18)	(.36)	(.35)	(.23)	(.16)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.07)
Total distributions	(.18)	(.36)	(.35)	(.23)	(.16)	(.22)
Net asset value, end of period	$9.52	$10.00	$9.70	$9.55	$9.55	$10.87
Total Return D, E	(3.02)%	6.87%	5.29%	2.39%	(10.67)%	(2.60)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Ratio of expenses to average net assets net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Ratio of expenses to average net assets net of all reductions, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Ratio of net investment income (loss) to average net assets	3.97% H	3.82%	3.72%	3.30%	1.97%	1.35%
Net assets, end of period	$8,447,950,210	$8,195,352,675	$6,639,471,831	$8,147,917,142	$5,642,498,057	$4,396,511,011
Portfolio turnover rate I	38% H	40%	47% J	48%	41%	54%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.52 to 4.93	29,659,000	18,251,870
US Treasury Bonds 1.125% 8/15/2040	1.74 to 4.57	57,054,000	34,731,623
US Treasury Bonds 1.25% 5/15/2050	4.89	12,900,000	5,848,336
US Treasury Bonds 1.375% 11/15/2040	1.67 to 4.67	52,038,000	32,678,238
US Treasury Bonds 1.375% 8/15/2050	1.62 to 5.03	180,695,000	84,326,687
US Treasury Bonds 1.625% 11/15/2050	1.95 to 5.10	124,281,000	61,863,781
US Treasury Bonds 1.75% 8/15/2041	1.96 to 4.15	84,605,000	54,983,335
US Treasury Bonds 1.875% 11/15/2051	1.86 to 5.11	180,750,000	94,512,480
US Treasury Bonds 1.875% 2/15/2041	2.03 to 4.14	141,748,000	95,491,642
US Treasury Bonds 1.875% 2/15/2051	2.28 to 5.06	165,910,000	87,861,010
US Treasury Bonds 2% 11/15/2041	1.94 to 4.66	77,050,000	51,707,773
US Treasury Bonds 2% 2/15/2050	1.68 to 5.17	79,766,900	44,370,338
US Treasury Bonds 2% 8/15/2051	2.07 to 4.99	80,004,000	43,374,044
US Treasury Bonds 2.25% 2/15/2052	2.96 to 5.18	131,250,000	75,248,291
US Treasury Bonds 2.25% 5/15/2041	1.96 to 4.86	102,827,000	72,734,036
US Treasury Bonds 2.25% 8/15/2046	4.66 to 5.31	103,663,000	64,906,805
US Treasury Bonds 2.25% 8/15/2049	1.94 to 4.93	33,359,000	19,830,362
US Treasury Bonds 2.375% 11/15/2049	2.90 to 4.73	23,745,000	14,456,624
US Treasury Bonds 2.375% 2/15/2042	2.37 to 5.20	73,650,000	52,015,313
US Treasury Bonds 2.375% 5/15/2051	2.07 to 5.13	94,047,000	56,093,892
US Treasury Bonds 2.5% 2/15/2045	3.16 to 4.70	26,164,000	17,653,546
US Treasury Bonds 2.5% 2/15/2046	3.35 to 4.87	13,723,000	9,095,776
US Treasury Bonds 2.5% 5/15/2046	4.12 to 4.78	74,362,000	49,096,349
US Treasury Bonds 2.75% 11/15/2042	3.15 to 4.74	44,225,000	32,505,375
US Treasury Bonds 2.75% 11/15/2047	3.08 to 4.92	28,575,000	19,326,076
US Treasury Bonds 2.75% 8/15/2047	3.14 to 4.89	28,692,000	19,470,212
US Treasury Bonds 2.875% 11/15/2046	1.83 to 4.26	69,429,000	48,706,071
US Treasury Bonds 2.875% 5/15/2043	4.00 to 4.91	56,968,000	42,267,585
US Treasury Bonds 2.875% 5/15/2049	2.58 to 4.47	45,890,000	31,217,748
US Treasury Bonds 2.875% 5/15/2052	3.19 to 5.05	128,150,000	84,579,000
US Treasury Bonds 2.875% 8/15/2045	2.94 to 5.08	67,587,500	48,245,858
US Treasury Bonds 3% 11/15/2044	3.15 to 4.56	43,337,000	31,945,802
US Treasury Bonds 3% 11/15/2045	3.08 to 4.99	56,532,000	41,087,281
US Treasury Bonds 3% 2/15/2047	2.99 to 5.09	37,990,000	27,162,850
US Treasury Bonds 3% 2/15/2048	1.36 to 4.55	77,947,000	55,053,113
US Treasury Bonds 3% 2/15/2049	4.57 to 4.88	21,750,000	15,195,264
US Treasury Bonds 3% 5/15/2042	1.67 to 5.31	53,851,000	41,475,788
US Treasury Bonds 3% 5/15/2045	1.83 to 4.76	71,564,000	52,364,721
US Treasury Bonds 3% 5/15/2047	3.17 to 3.84	11,507,000	8,202,783
US Treasury Bonds 3% 8/15/2048	2.01 to 4.95	105,591,000	74,161,179
US Treasury Bonds 3% 8/15/2052	3.76 to 4.98	115,000,000	77,764,258
US Treasury Bonds 3.125% 11/15/2041	2.11 to 4.20	64,820,000	51,344,530
US Treasury Bonds 3.125% 2/15/2042	4.06 to 5.30	101,706,000	80,117,313
US Treasury Bonds 3.125% 2/15/2043	2.30 to 4.13	47,347,000	36,612,547
US Treasury Bonds 3.125% 5/15/2048	1.93 to 5.04	96,403,000	69,474,177
US Treasury Bonds 3.125% 8/15/2044	3.31 to 4.94	36,284,300	27,388,977
US Treasury Bonds 3.25% 5/15/2042	4.74 to 5.22	57,400,000	45,765,289
US Treasury Bonds 3.375% 11/15/2048	4.43 to 5.02	48,794,000	36,595,500
US Treasury Bonds 3.375% 5/15/2044	3.36 to 4.56	22,229,300	17,496,891
US Treasury Bonds 3.375% 8/15/2042	3.79 to 4.41	34,950,000	28,216,664
US Treasury Bonds 3.5% 2/15/2039	4.58 to 4.82	12,750,000	11,160,732
US Treasury Bonds 3.625% 2/15/2044	1.83 to 5.18	38,925,000	31,853,118
US Treasury Bonds 3.625% 2/15/2053	3.89 to 5.24	83,200,000	63,508,250
US Treasury Bonds 3.625% 5/15/2053	3.85 to 5.35	85,800,000	65,435,906
US Treasury Bonds 3.625% 8/15/2043	3.65 to 4.80	77,003,000	63,398,134
US Treasury Bonds 3.75% 11/15/2043	4.43	14,318,000	11,958,886
US Treasury Bonds 3.75% 8/15/2041	3.30 to 5.02	79,331,000	68,398,197
US Treasury Bonds 3.875% 2/15/2043	3.84 to 4.64	23,050,000	19,748,268
US Treasury Bonds 3.875% 5/15/2043	4.88 to 5.11	51,000,000	43,557,188
US Treasury Bonds 4% 11/15/2042	4.47 to 5.21	50,450,000	44,051,127
US Treasury Bonds 4% 11/15/2052	5.22 to 5.24	13,900,000	11,361,078
US Treasury Bonds 4.125% 8/15/2044	4.11 to 5.03	65,650,000	57,274,496
US Treasury Bonds 4.125% 8/15/2053	4.39 to 5.13	126,300,000	105,361,828
US Treasury Bonds 4.25% 11/15/2040	4.50 to 4.77	5,599,000	5,168,577
US Treasury Bonds 4.25% 2/15/2054	4.34 to 5.29	114,350,000	97,371,705
US Treasury Bonds 4.25% 5/15/2039	4.32 to 5.05	40,931,000	38,471,942
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.48	128,050,000	109,037,576
US Treasury Bonds 4.375% 11/15/2039	4.51 to 4.56	6,050,000	5,717,723
US Treasury Bonds 4.375% 2/15/2038	3.70 to 4.64	55,400,000	53,605,992
US Treasury Bonds 4.375% 5/15/2041	5.16	53,000	49,322
US Treasury Bonds 4.375% 8/15/2043	4.16 to 5.26	85,500,000	77,698,125
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.85	104,050,000	92,401,278
US Treasury Bonds 4.5% 2/15/2044	4.69 to 5.15	56,750,000	52,187,832
US Treasury Bonds 4.5% 5/15/2038	4.27 to 4.64	28,910,000	28,182,733
US Treasury Bonds 4.5% 8/15/2039	4.31 to 4.69	27,433,000	26,334,608
US Treasury Bonds 4.625% 11/15/2044	4.49 to 5.21	91,600,000	85,180,844
US Treasury Bonds 4.625% 11/15/2045	4.78 to 5.18	48,200,000	44,615,125
US Treasury Bonds 4.625% 11/15/2055	4.63 to 5.00	166,750,000	151,169,297
US Treasury Bonds 4.625% 2/15/2040	4.55 to 4.94	10,850,000	10,500,766
US Treasury Bonds 4.625% 2/15/2046	4.98	42,450,000	39,252,984
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.98	107,750,000	97,661,065
US Treasury Bonds 4.625% 5/15/2044	4.56 to 5.17	87,850,000	81,933,852
US Treasury Bonds 4.625% 5/15/2054	4.06 to 5.00	139,600,000	126,545,219
US Treasury Bonds 4.75% 11/15/2043	4.69 to 4.92	28,200,000	26,801,015
US Treasury Bonds 4.75% 11/15/2053	4.00 to 5.26	135,000,000	124,790,625
US Treasury Bonds 4.75% 2/15/2037	4.62 to 4.84	1,778,000	1,783,695
US Treasury Bonds 4.75% 2/15/2056	4.91 to 5.18	68,250,000	63,195,234
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.19	100,600,000	93,035,352
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	97,200,000	89,913,797
US Treasury Bonds 4.875% 8/15/2045	4.64 to 5.12	66,100,000	63,239,109
US Treasury Bonds 5% 5/15/2037	4.16 to 4.70	5,769,000	5,907,591
US Treasury Bonds 5% 5/15/2045	4.79 to 4.93	63,550,000	61,807,340
US Treasury Bonds 5% 5/15/2046	4.94 to 5.27	44,250,000	42,943,242
US Treasury Bonds 5% 5/15/2056	4.93 to 5.25	109,700,000	105,723,375
US Treasury Bonds 5.125% 8/15/2046	5.23	5,950,000	5,868,188
US Treasury Bonds 5.125% 8/15/2056	5.24	41,650,000	40,940,648
US Treasury Notes 4.75% 2/15/2045	4.52 to 5.27	74,750,000	70,542,393
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,732,141,433)			4,901,520,380

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $54,324,034)	3.69	54,313,297	54,324,159

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,786,465,467)	4,955,844,539
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(12,978,839)
NET ASSETS - 100.0%	4,942,865,700

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	50,226,600	296,642,261	292,545,238	227,123	411	125	54,324,159	54,313,297
Fidelity Securities Lending Cash Central Fund	-	15,372,367	15,372,367	392	-	-	-	-
	50,226,600	312,014,628	307,917,605	227,515	411	125	54,324,159

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	4,901,520,380	-	4,901,520,380	-

Money Market Funds	54,324,159	54,324,159	-	-
Total Investments in Securities:	4,955,844,539	54,324,159	4,901,520,380	-
Fidelity® Long-Term Treasury Bond Index Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$4,901,520,380
Investments in securities, at value - affiliated issuers	54,324,159
Cash	1
Receivable for investments sold	5,232,961
Receivable for fund shares sold	11,601,565
Interest receivable	36,552,531
Distributions receivable from affiliated funds	88,974
Total assets	5,009,320,571
Liabilities
Payable for investments purchased	58,935,492
Payable for fund shares redeemed	6,749,425
Distributions payable	647,384
Accrued management fee	122,570
Total liabilities	66,454,871
Net Assets	$4,942,865,700
Net assets consist of:
Paid in capital	6,638,766,360
Total accumulated earnings (loss)	(1,695,900,660)
Net Assets	$4,942,865,700

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($4,942,865,700/560,392,048 shares)	$8.82

Other Information
Unaffiliated issuers, cost	5,732,141,433
Affiliated issuers, cost	54,324,034
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$227,515
Interest	113,521,290
Total investment income	113,748,805
Expenses
Management fee	742,534
Independent trustees' fees and expenses	5,465
Total expenses	747,999
Expense reductions	(24)
Total expenses after reductions	747,975
Net investment income (loss)	113,000,830
Net realized gain (loss)
Investments - unaffiliated issuers	(97,236,221)
Investments - affiliated issuers	411
Net realized gain (loss)	(97,235,810)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(341,620,686)
Investments - affiliated issuers	125
Total change in net unrealized appreciation (depreciation)	(341,620,561)
Net gain (loss)	(438,856,371)
Net increase (decrease) in net assets resulting from operations	$(325,855,541)
Other Information
Income from securities lending - Affiliated Issuers	392

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,000,830	$211,627,603
Net realized gain (loss)	(97,235,810)	(218,855,519)
Change in net unrealized appreciation (depreciation)	(341,620,561)	206,533,056
Net increase (decrease) in net assets resulting from operations	$(325,855,541)	$199,305,140
Distributions to shareholders
Distributions to shareholders	(102,421,302)	(192,072,586)
Total distributions	(102,421,302)	(192,072,586)
Net increase (decrease) in net assets resulting from share transactions	106,916,012	440,400,012
Total increase (decrease) in net assets	(321,360,831)	447,632,566
Net Assets
Beginning of period	5,264,226,531	4,816,593,965
End of period	$4,942,865,700	$5,264,226,531
Financial Highlights
Fidelity® Long-Term Treasury Bond Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.61	$9.64	$9.66	$10.29	$13.94	$14.49
Income from Investment Operations
Net investment income (loss) B, C	.21	.40	.38	.36	.32	.31
Net realized and unrealized gain (loss)	(.81)	(.07)	(.05)	(.66)	(3.66)	(.45)
Total from investment operations	(.60)	.33	.33	(.30)	(3.34)	(.14)
Distributions
Distributions from net investment income	(.19)	(.36)	(.35)	(.33)	(.31)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.11)
Total distributions	(.19)	(.36)	(.35)	(.33)	(.31)	(.41)
Net asset value, end of period	$8.82	$9.61	$9.64	$9.66	$10.29	$13.94
Total Return D, E	(6.29)%	3.63%	3.48%	(2.96)%	(24.10)%	(1.02)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Ratio of expenses to average net assets net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Ratio of expenses to average net assets net of all reductions, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Ratio of net investment income (loss) to average net assets	4.53% H	4.29%	3.99%	3.61%	2.85%	2.15%
Net assets, end of period	$4,942,865,700	$5,264,226,531	$4,816,593,965	$4,082,701,927	$3,203,287,465	$3,858,260,215
Portfolio turnover rate I	20% H	25%	18%	17%	26%	22%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Short-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Notes 0.375% 7/31/2027	3.31 to 4.24	27,456,400	26,517,949
US Treasury Notes 0.375% 9/30/2027	4.02 to 4.25	35,693,800	34,252,047
US Treasury Notes 0.5% 10/31/2027	3.82 to 4.27	29,608,300	28,354,574
US Treasury Notes 0.5% 8/31/2027	4.09	4,444,200	4,284,487
US Treasury Notes 0.625% 11/30/2027	3.82	16,385,600	15,664,890
US Treasury Notes 0.625% 12/31/2027	4.03	60,272,300	57,432,909
US Treasury Notes 0.625% 8/15/2030	3.55 to 3.77	2,700,000	2,327,484
US Treasury Notes 0.75% 1/31/2028	3.62 to 4.19	67,075,700	63,837,201
US Treasury Notes 0.875% 11/15/2030	3.72 to 3.82	17,700,000	15,276,621
US Treasury Notes 1% 7/31/2028	4.19	50,833,800	47,740,086
US Treasury Notes 1.125% 2/29/2028	3.58 to 4.19	31,961,700	30,497,205
US Treasury Notes 1.125% 8/31/2028	3.49 to 3.59	28,600,000	26,853,836
US Treasury Notes 1.25% 3/31/2028	3.83	2,347,600	2,238,565
US Treasury Notes 1.25% 4/30/2028	3.55	37,754,000	35,904,644
US Treasury Notes 1.25% 5/31/2028	3.94 to 4.15	72,441,700	68,717,744
US Treasury Notes 1.25% 6/30/2028	4.17	1,197,800	1,133,278
US Treasury Notes 1.25% 9/30/2028	4.66	66,740,300	62,657,670
US Treasury Notes 1.375% 10/31/2028	3.63 to 3.66	33,300,000	31,265,578
US Treasury Notes 1.5% 11/30/2028	3.58 to 3.66	17,550,000	16,481,918
US Treasury Notes 1.75% 1/31/2029	3.67 to 4.10	19,400,000	18,239,789
US Treasury Notes 1.875% 2/28/2029	4.28	85,809,000	80,767,721
US Treasury Notes 2.25% 11/15/2027	4.12	23,284,800	22,734,515
US Treasury Notes 2.25% 8/15/2027	3.69 to 3.83	14,277,500	14,015,932
US Treasury Notes 2.375% 3/31/2029	4.23	39,814,200	37,871,703
US Treasury Notes 2.375% 5/15/2027	4.56	16,912,700	16,708,063
US Treasury Notes 2.375% 5/15/2029	4.52	11,834,100	11,230,376
US Treasury Notes 2.75% 2/15/2028	4.21	11,211,200	10,967,269
US Treasury Notes 2.75% 5/31/2029	4.52	37,658,200	36,066,553
US Treasury Notes 2.875% 4/30/2029	4.75	31,332,100	30,144,907
US Treasury Notes 3.125% 8/31/2027	4.07	6,174,800	6,109,530
US Treasury Notes 3.25% 6/30/2027	3.04	8,671,900	8,606,945
US Treasury Notes 3.25% 6/30/2029	4.25	25,750,000	24,965,430
US Treasury Notes 3.375% 11/30/2027	3.48	20,200,000	19,977,484
US Treasury Notes 3.375% 12/31/2027	3.47	7,700,000	7,608,563
US Treasury Notes 3.375% 2/29/2028	3.39	22,600,000	22,298,078
US Treasury Notes 3.375% 9/15/2027	3.56	12,500,000	12,394,690
US Treasury Notes 3.375% 9/15/2028	3.62	24,500,000	24,035,840
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.19	56,870,600	56,246,356
US Treasury Notes 3.5% 1/31/2030	3.90	7,450,000	7,228,246
US Treasury Notes 3.5% 10/15/2028	3.60 to 3.66	35,500,000	34,884,297
US Treasury Notes 3.5% 10/31/2027	3.51 to 3.60	33,350,000	33,058,188
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.87	42,000,000	41,238,750
US Treasury Notes 3.5% 11/30/2030	4.40	12,000	11,549
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.91	28,800,000	28,256,625
US Treasury Notes 3.5% 2/15/2029	3.39	18,150,000	17,777,783
US Treasury Notes 3.5% 3/15/2029	3.81	22,100,000	21,637,281
US Treasury Notes 3.5% 4/30/2028	4.47	1,533,200	1,512,897
US Treasury Notes 3.5% 4/30/2030	3.73	30,400,000	29,431,000
US Treasury Notes 3.5% 9/30/2027	3.52 to 4.00	30,650,000	30,412,692
US Treasury Notes 3.5% 9/30/2029	3.56	39,300,000	38,269,910
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	96,550,000	93,453,612
US Treasury Notes 3.625% 12/31/2030	3.71 to 4.01	19,800,000	19,137,164
US Treasury Notes 3.625% 8/15/2028	3.58	17,000,000	16,771,563
US Treasury Notes 3.625% 8/31/2029	3.71	45,400,700	44,400,466
US Treasury Notes 3.625% 8/31/2030	3.69	86,800,000	84,138,360
US Treasury Notes 3.625% 9/30/2030	3.60 to 3.74	109,400,000	105,981,250
US Treasury Notes 3.75% 1/31/2031	3.52 to 3.80	164,850,000	160,026,850
US Treasury Notes 3.75% 12/31/2028	3.85 to 3.91	11,538,500	11,379,395
US Treasury Notes 3.75% 12/31/2030	3.77	1,350,000	1,311,188
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.87	40,050,000	39,688,611
US Treasury Notes 3.75% 4/30/2028	3.88	27,850,000	27,593,258
US Treasury Notes 3.75% 5/15/2028	3.70 to 3.85	26,750,000	26,495,039
US Treasury Notes 3.75% 5/31/2030	3.98	29,150,000	28,442,885
US Treasury Notes 3.875% 10/15/2027	3.62 to 3.81	24,600,000	24,497,180
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.03	24,166,800	24,046,910
US Treasury Notes 3.875% 11/30/2029	4.10	9,850,000	9,684,936
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	26,900,000	26,724,519
US Treasury Notes 3.875% 3/31/2028	3.79	23,550,000	23,389,933
US Treasury Notes 3.875% 3/31/2031	3.94 to 4.13	164,050,000	159,923,117
US Treasury Notes 3.875% 4/15/2029	3.91	28,800,000	28,433,250
US Treasury Notes 3.875% 4/30/2030	3.72 to 3.92	21,450,000	21,036,920
US Treasury Notes 3.875% 4/30/2031	4.02	47,300,000	46,089,785
US Treasury Notes 3.875% 5/15/2029	4.05	22,750,000	22,451,406
US Treasury Notes 3.875% 6/15/2028	3.42 to 3.55	16,700,000	16,566,922
US Treasury Notes 3.875% 6/30/2030	3.69 to 3.79	44,450,000	43,541,900
US Treasury Notes 3.875% 7/15/2028	3.56 to 3.89	50,500,000	50,075,879
US Treasury Notes 3.875% 7/31/2030	3.95	9,050,000	8,860,869
US Treasury Notes 4% 12/15/2027	4.05	15,000,000	14,946,094
US Treasury Notes 4% 2/28/2030	4.00	65,300,000	64,379,168
US Treasury Notes 4% 2/29/2028	4.04	3,401,700	3,386,286
US Treasury Notes 4% 3/31/2030	3.95	37,350,000	36,802,881
US Treasury Notes 4% 5/31/2028	3.99	3,550,000	3,530,170
US Treasury Notes 4% 5/31/2030	3.95	22,500,000	22,149,316
US Treasury Notes 4% 7/31/2029	3.64 to 4.10	63,137,200	62,431,839
US Treasury Notes 4.125% 10/31/2027	4.24	6,947,100	6,935,431
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	45,350,000	44,944,330
US Treasury Notes 4.125% 11/15/2027	4.02	17,050,000	17,018,031
US Treasury Notes 4.125% 11/30/2029	3.53 to 4.08	28,800,000	28,534,500
US Treasury Notes 4.125% 3/31/2029	3.45 to 4.21	10,776,900	10,708,702
US Treasury Notes 4.125% 6/15/2029	4.16	26,550,000	26,357,098
US Treasury Notes 4.125% 6/30/2028	4.15	11,300,000	11,257,625
US Treasury Notes 4.125% 6/30/2031	4.20	58,500,000	57,563,086
US Treasury Notes 4.125% 7/15/2029	4.33 to 4.40	65,150,000	64,656,285
US Treasury Notes 4.125% 7/31/2028	3.94	12,350,000	12,300,793
US Treasury Notes 4.125% 9/30/2027	3.44	1,629,000	1,626,964
US Treasury Notes 4.25% 1/15/2028	4.24	12,500,000	12,489,746
US Treasury Notes 4.25% 1/31/2030	4.33	39,300,000	39,057,445
US Treasury Notes 4.25% 2/15/2028	3.96	21,150,000	21,130,998
US Treasury Notes 4.25% 2/28/2029	4.12	9,100,000	9,072,984
US Treasury Notes 4.25% 6/30/2029	4.35	48,588,000	48,386,816
US Treasury Notes 4.375% 11/30/2028	4.29	91,606,200	91,613,356
US Treasury Notes 4.375% 12/31/2029	4.39	36,350,000	36,284,683
US Treasury Notes 4.375% 7/15/2027	4.07	7,857,400	7,869,800
US Treasury Notes 4.375% 7/31/2031	4.42	56,600,000	56,286,047
US Treasury Notes 4.375% 8/31/2028	4.25	90,073,100	90,125,877
US Treasury Notes 4.375% 8/31/2031	4.50	102,950,000	102,395,036
US Treasury Notes 4.5% 5/31/2029	3.68 to 4.50	40,296,900	40,397,642
US Treasury Notes 4.625% 4/30/2029	3.68 to 4.09	17,250,000	17,349,727
US Treasury Notes 4.625% 6/15/2027	3.80	2,299,700	2,307,920
US Treasury Notes 4.625% 9/30/2028	4.04	16,600,000	16,686,891
US Treasury Notes 4.875% 10/31/2028	4.83	27,359,600	27,643,883
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,629,459,548)			3,588,918,265

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $36,812,913)	3.69	36,806,455	36,813,816

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,666,272,461)	3,625,732,081
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(7,076,584)
NET ASSETS - 100.0%	3,618,655,497

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	17,404,813	350,575,222	331,165,642	260,902	(1,480)	903	36,813,816	36,806,455
Fidelity Securities Lending Cash Central Fund	-	229,931,693	229,931,693	4,254	-	-	-	-
	17,404,813	580,506,915	561,097,335	265,156	(1,480)	903	36,813,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	3,588,918,265	-	3,588,918,265	-

Money Market Funds	36,813,816	36,813,816	-	-
Total Investments in Securities:	3,625,732,081	36,813,816	3,588,918,265	-
Fidelity® Short-Term Treasury Bond Index Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$3,588,918,265
Investments in securities, at value - affiliated issuers	36,813,816
Receivable for investments sold	84,170,349
Receivable for fund shares sold	9,134,892
Interest receivable	26,591,680
Distributions receivable from affiliated funds	64,079
Other receivables	10
Total assets	3,745,693,091
Liabilities
Payable for investments purchased	119,720,227
Payable for fund shares redeemed	4,525,898
Distributions payable	2,701,668
Accrued management fee	89,801
Total liabilities	127,037,594
Net Assets	$3,618,655,497
Net assets consist of:
Paid in capital	3,756,718,698
Total accumulated earnings (loss)	(138,063,201)
Net Assets	$3,618,655,497

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($3,618,655,497/354,396,690 shares)	$10.21

Other Information
Unaffiliated issuers, cost	3,629,459,548
Affiliated issuers, cost	36,812,913
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$265,156
Interest	70,295,967
Total investment income	70,561,123
Expenses
Management fee	539,800
Independent trustees' fees and expenses	3,907
Total expenses	543,707
Expense reductions	(5)
Total expenses after reductions	543,702
Net investment income (loss)	70,017,421
Net realized gain (loss)
Investments - unaffiliated issuers	(3,223,416)
Investments - affiliated issuers	(1,480)
Net realized gain (loss)	(3,224,896)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(82,386,525)
Investments - affiliated issuers	903
Total change in net unrealized appreciation (depreciation)	(82,385,622)
Net gain (loss)	(85,610,518)
Net increase (decrease) in net assets resulting from operations	$(15,593,097)
Other Information
Income from securities lending - Affiliated Issuers	4,254

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,017,421	$123,135,199
Net realized gain (loss)	(3,224,896)	(4,422,837)
Change in net unrealized appreciation (depreciation)	(82,385,622)	47,386,060
Net increase (decrease) in net assets resulting from operations	$(15,593,097)	$166,098,422
Distributions to shareholders
Distributions to shareholders	(56,445,003)	(119,103,487)
Total distributions	(56,445,003)	(119,103,487)
Net increase (decrease) in net assets resulting from share transactions	110,357,955	530,579,674
Total increase (decrease) in net assets	38,319,855	577,574,609
Net Assets
Beginning of period	3,580,335,642	3,002,761,033
End of period	$3,618,655,497	$3,580,335,642
Financial Highlights
Fidelity® Short-Term Treasury Bond Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.42	$10.26	$10.04	$9.82	$10.38	$10.76
Income from Investment Operations
Net investment income (loss) B, C	.20	.39	.36	.30	.16	.09
Net realized and unrealized gain (loss)	(.25)	.15	.17	.09	(.60)	(.34)
Total from investment operations	(.05)	.54	.53	.39	(.44)	(.25)
Distributions
Distributions from net investment income	(.16)	(.38)	(.31)	(.17)	(.12)	(.09)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.16)	(.38)	(.31)	(.17)	(.12)	(.13) D
Net asset value, end of period	$10.21	$10.42	$10.26	$10.04	$9.82	$10.38
Total Return E, F	(.47)%	5.29%	5.31%	4.03%	(4.26)%	(2.31)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.03% I	.03%	.03%	.03%	.03%	.03%
Ratio of expenses to average net assets net of fee waivers, if any	.03% I	.03%	.03%	.03%	.03%	.03%
Ratio of expenses to average net assets net of all reductions, if any	.03% I	.03%	.03%	.03%	.03%	.03%
Ratio of net investment income (loss) to average net assets	3.86% I	3.77%	3.58%	3.01%	1.65%	.82%
Net assets, end of period	$3,618,655,497	$3,580,335,642	$3,002,761,033	$3,470,945,053	$4,261,247,777	$3,911,329,824
Portfolio turnover rate J	42% I	35%	42% K	69%	60%	48%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® Intermediate Treasury Bond Index Fund, Fidelity® Long-Term Treasury Bond Index Fund, and Fidelity® Short-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Intermediate Treasury Bond Index Fund	8,670,297,270	16,471,501	(240,403,383)	(223,931,882)

Fidelity® Long-Term Treasury Bond Index Fund	5,770,901,677	2,733,532	(817,790,670)	(815,057,138)

Fidelity® Short-Term Treasury Bond Index Fund	3,604,310,338	57,943,925	(36,522,182)	21,421,743

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Intermediate Treasury Bond Index Fund	(63,607,637)	(479,856,073)	(543,463,710)
Fidelity® Long-Term Treasury Bond Index Fund	(50,207,140)	(726,801,680)	(777,008,820)
Fidelity® Short-Term Treasury Bond Index Fund	(35,527,912)	(143,084,533)	(178,612,445)

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide each Fund with investment management related services.

For these services, each fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Intermediate Treasury Bond Index Fund	0.03
Fidelity® Long-Term Treasury Bond Index Fund	0.03
Fidelity® Short-Term Treasury Bond Index Fund	0.03

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  5. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Intermediate Treasury Bond Index Fund	5,559	-	-

Fidelity® Long-Term Treasury Bond Index Fund	41	-	-

Fidelity® Short-Term Treasury Bond Index Fund	460	-	-

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Intermediate Treasury Bond Index Fund	8
Fidelity® Long-Term Treasury Bond Index Fund	24
Fidelity® Short-Term Treasury Bond Index Fund	5

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® Intermediate Treasury Bond Index Fund
Fidelity® Intermediate Treasury Bond Index Fund	152,580,928	256,780,268
Total	152,580,928	256,780,268
Fidelity® Long-Term Treasury Bond Index Fund
Fidelity® Long-Term Treasury Bond Index Fund	102,421,302	192,072,586
Total	102,421,302	192,072,586
Fidelity® Short-Term Treasury Bond Index Fund
Fidelity® Short-Term Treasury Bond Index Fund	56,445,003	119,103,487
Total	56,445,003	119,103,487

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® Intermediate Treasury Bond Index Fund
Shares sold	162,047,440	326,471,347	1,568,613,807	3,205,265,198
Reinvestment of distributions	12,846,720	20,964,810	123,953,758	206,235,667
Shares redeemed	(107,474,362)	(212,346,206)	(1,040,686,760)	(2,074,460,854)
Net increase (decrease)	67,419,798	135,089,951	651,880,805	1,337,040,011
Fidelity® Long-Term Treasury Bond Index Fund
Shares sold	100,543,772	234,690,022	911,677,070	2,174,696,806
Reinvestment of distributions	10,855,053	19,491,237	97,991,157	182,147,168
Shares redeemed	(98,800,921)	(205,968,723)	(902,752,215)	(1,916,443,962)
Net increase (decrease)	12,597,904	48,212,536	106,916,012	440,400,012
Fidelity® Short-Term Treasury Bond Index Fund
Shares sold	75,908,169	130,032,176	780,044,219	1,346,665,613
Reinvestment of distributions	3,943,187	8,401,564	40,453,229	87,188,176
Shares redeemed	(69,165,246)	(87,256,655)	(710,139,493)	(903,274,115)
Net increase (decrease)	10,686,110	51,177,085	110,357,955	530,579,674

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity ® Multi-Asset Index Fund
Fidelity ® Long-Term Treasury Bond Index Fund	11%
  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885079.108
LBX-I-SANN-1026
Fidelity® SAI Short-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Short-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	3.40	480,400	490,777
US Treasury Bonds 6.375% 8/15/2027	3.42	561,900	573,204
US Treasury Notes 0.375% 9/30/2027	3.61	6,050,000	5,805,627
US Treasury Notes 0.5% 10/31/2027	3.50	1,591,700	1,524,301
US Treasury Notes 0.5% 4/30/2027	3.51	693,500	677,364
US Treasury Notes 0.5% 8/31/2027	3.49	193,800	186,835
US Treasury Notes 0.625% 11/30/2027	3.50 to 4.01	3,264,400	3,120,817
US Treasury Notes 0.625% 12/31/2027	3.50 to 3.75	6,932,900	6,606,295
US Treasury Notes 0.625% 5/15/2030	3.78 to 3.98	10,500,000	9,139,512
US Treasury Notes 0.625% 8/15/2030	3.81	12,000,000	10,344,375
US Treasury Notes 0.75% 1/31/2028	3.50	2,924,300	2,783,111
US Treasury Notes 0.875% 11/15/2030	3.82	12,250,000	10,572,803
US Treasury Notes 1% 7/31/2028	3.51	2,216,200	2,081,323
US Treasury Notes 1.125% 2/15/2031	3.85	6,200,000	5,372,203
US Treasury Notes 1.125% 2/29/2028	3.50 to 3.70	2,888,300	2,755,957
US Treasury Notes 1.125% 8/31/2028	3.62	600,000	563,367
US Treasury Notes 1.25% 3/31/2028	3.50 to 4.18	6,952,400	6,629,494
US Treasury Notes 1.25% 4/30/2028	3.51 to 3.87	1,896,000	1,803,126
US Treasury Notes 1.25% 5/31/2028	3.70	2,200,000	2,086,906
US Treasury Notes 1.25% 6/30/2028	3.50 to 3.65	6,652,200	6,293,865
US Treasury Notes 1.25% 9/30/2028	3.51	2,909,700	2,731,708
US Treasury Notes 1.375% 10/31/2028	3.65	8,700,000	8,168,484
US Treasury Notes 1.375% 12/31/2028	3.75	5,950,000	5,557,904
US Treasury Notes 1.5% 11/30/2028	3.87 to 4.22	6,800,000	6,386,156
US Treasury Notes 1.5% 2/15/2030	3.71 to 3.81	9,850,000	8,932,334
US Treasury Notes 1.625% 5/15/2031	4.34	12,100,000	10,640,438
US Treasury Notes 1.625% 8/15/2029	3.69	8,000,000	7,392,812
US Treasury Notes 1.75% 1/31/2029	4.23	6,500,000	6,111,270
US Treasury Notes 1.875% 2/28/2027	3.52	27,600	27,315
US Treasury Notes 1.875% 2/28/2029	4.23	500,000	470,625
US Treasury Notes 2.25% 11/15/2027	3.75	8,300,000	8,103,848
US Treasury Notes 2.25% 2/15/2027	3.53	338,400	335,777
US Treasury Notes 2.25% 8/15/2027	3.50	622,500	611,096
US Treasury Notes 2.375% 3/31/2029	3.52	1,735,800	1,651,112
US Treasury Notes 2.375% 5/15/2029	3.46 to 3.52	6,715,900	6,373,284
US Treasury Notes 2.625% 2/15/2029	3.76	9,700,000	9,305,559
US Treasury Notes 2.625% 5/31/2027	3.51	523,900	518,141
US Treasury Notes 2.75% 2/15/2028	3.50 to 3.74	9,838,800	9,624,729
US Treasury Notes 2.75% 4/30/2027	3.51	43,400	43,018
US Treasury Notes 2.75% 5/31/2029	3.52	1,041,800	997,768
US Treasury Notes 2.75% 7/31/2027	3.51	584,900	577,232
US Treasury Notes 2.875% 4/30/2029	3.52	2,067,900	1,989,546
US Treasury Notes 2.875% 5/15/2028	4.00	2,550,000	2,489,537
US Treasury Notes 2.875% 8/15/2028	3.74	10,100,000	9,823,434
US Treasury Notes 3.125% 11/15/2028	3.64	8,600,000	8,376,938
US Treasury Notes 3.25% 6/30/2029	4.22	5,500,000	5,332,422
US Treasury Notes 3.375% 11/30/2027	3.81 to 4.11	9,000,000	8,900,859
US Treasury Notes 3.375% 12/31/2027	3.59 to 3.81	11,450,000	11,314,031
US Treasury Notes 3.375% 2/29/2028	3.39 to 4.13	8,980,000	8,860,033
US Treasury Notes 3.375% 9/15/2027	3.48 to 3.99	2,450,000	2,429,359
US Treasury Notes 3.375% 9/15/2028	3.62	2,400,000	2,354,531
US Treasury Notes 3.5% 1/15/2029	3.60 to 3.80	3,580,000	3,509,519
US Treasury Notes 3.5% 1/31/2028	3.45 to 4.13	12,500,000	12,362,794
US Treasury Notes 3.5% 10/15/2028	3.60	2,250,000	2,210,977
US Treasury Notes 3.5% 10/31/2027	3.60 to 3.82	3,000,000	2,973,750
US Treasury Notes 3.5% 11/15/2028	3.97 to 4.20	8,110,000	7,963,006
US Treasury Notes 3.5% 11/30/2030	3.85 to 3.91	10,270,000	9,883,671
US Treasury Notes 3.5% 12/15/2028	3.53 to 4.22	6,730,000	6,603,024
US Treasury Notes 3.5% 2/15/2029	3.80 to 4.21	7,030,000	6,885,830
US Treasury Notes 3.5% 2/28/2031	3.91 to 4.27	7,200,000	6,915,375
US Treasury Notes 3.5% 3/15/2029	3.80 to 3.81	8,890,000	8,703,866
US Treasury Notes 3.5% 4/30/2028	3.49 to 3.87	2,366,800	2,335,458
US Treasury Notes 3.5% 4/30/2030	4.28	6,250,000	6,050,781
US Treasury Notes 3.5% 9/30/2029	4.09	3,750,000	3,651,709
US Treasury Notes 3.625% 10/31/2030	3.71	3,250,000	3,145,771
US Treasury Notes 3.625% 12/31/2030	3.58	8,400,000	8,118,797
US Treasury Notes 3.625% 3/31/2030	3.97	500,000	486,426
US Treasury Notes 3.625% 8/15/2028	3.58	1,100,000	1,085,219
US Treasury Notes 3.625% 8/31/2029	4.04	2,650,000	2,591,617
US Treasury Notes 3.625% 8/31/2030	3.69	2,500,000	2,423,340
US Treasury Notes 3.625% 9/30/2030	3.74	3,050,000	2,954,688
US Treasury Notes 3.75% 1/31/2031	3.80 to 4.07	6,780,000	6,581,632
US Treasury Notes 3.75% 12/31/2028	3.65	4,161,500	4,104,117
US Treasury Notes 3.75% 4/15/2028	3.97	4,250,000	4,211,650
US Treasury Notes 3.75% 4/30/2028	3.88	4,520,000	4,478,331
US Treasury Notes 3.75% 5/15/2028	3.84	4,200,000	4,159,969
US Treasury Notes 3.75% 5/31/2030	3.98	1,550,000	1,512,400
US Treasury Notes 3.75% 6/30/2030	3.81	2,250,000	2,193,838
US Treasury Notes 3.875% 10/15/2027	4.00	2,450,000	2,439,760
US Treasury Notes 3.875% 11/30/2027	3.75	7,950,000	7,910,561
US Treasury Notes 3.875% 11/30/2029	4.26	6,150,000	6,046,939
US Treasury Notes 3.875% 12/31/2027	4.20	5,650,000	5,619,102
US Treasury Notes 3.875% 12/31/2029	3.82	1,050,000	1,031,748
US Treasury Notes 3.875% 3/15/2028	3.44 to 3.88	7,530,000	7,480,879
US Treasury Notes 3.875% 3/31/2028	3.79	2,010,000	1,996,338
US Treasury Notes 3.875% 3/31/2031	3.94 to 4.13	20,220,000	19,711,342
US Treasury Notes 3.875% 4/15/2029	3.91	5,310,000	5,242,380
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	7,060,000	6,924,040
US Treasury Notes 3.875% 4/30/2031	4.02	9,040,000	8,808,703
US Treasury Notes 3.875% 5/15/2029	4.05	3,740,000	3,690,913
US Treasury Notes 3.875% 6/15/2028	3.69	3,900,000	3,868,922
US Treasury Notes 3.875% 6/30/2030	3.54 to 3.79	3,400,000	3,330,539
US Treasury Notes 3.875% 7/15/2028	3.89	2,170,000	2,151,775
US Treasury Notes 3.875% 7/31/2030	3.95	4,340,000	4,249,301
US Treasury Notes 4% 1/31/2029	3.66	4,898,000	4,854,951
US Treasury Notes 4% 12/15/2027	3.59 to 3.84	2,020,000	2,012,741
US Treasury Notes 4% 2/28/2030	3.77 to 4.27	11,870,000	11,702,614
US Treasury Notes 4% 2/29/2028	3.49	148,300	147,628
US Treasury Notes 4% 3/31/2030	3.83 to 4.06	3,340,000	3,291,074
US Treasury Notes 4% 5/31/2028	3.99 to 4.33	10,760,000	10,699,895
US Treasury Notes 4% 5/31/2030	4.25	7,550,000	7,432,326
US Treasury Notes 4% 6/30/2028	4.32	500,000	497,051
US Treasury Notes 4% 7/31/2029	3.71	2,892,800	2,860,482
US Treasury Notes 4% 7/31/2030	3.84	7,250,000	7,129,922
US Treasury Notes 4.125% 10/31/2027	3.49	302,900	302,391
US Treasury Notes 4.125% 10/31/2029	3.50 to 3.91	5,150,000	5,103,932
US Treasury Notes 4.125% 11/15/2027	3.47 to 3.86	4,450,000	4,441,656
US Treasury Notes 4.125% 11/30/2029	3.84 to 4.23	7,820,000	7,747,909
US Treasury Notes 4.125% 3/31/2029	3.46 to 4.05	4,573,100	4,544,161
US Treasury Notes 4.125% 5/31/2031	4.27	6,750,000	6,643,740
US Treasury Notes 4.125% 6/15/2029	4.16	4,250,000	4,219,121
US Treasury Notes 4.125% 6/30/2028	4.15	2,570,000	2,560,363
US Treasury Notes 4.125% 6/30/2031	4.20	7,590,000	7,468,441
US Treasury Notes 4.125% 7/15/2029	4.33	5,590,000	5,547,638
US Treasury Notes 4.125% 7/31/2028	4.02	5,350,000	5,328,684
US Treasury Notes 4.125% 9/30/2027	3.76	4,471,000	4,465,412
US Treasury Notes 4.25% 1/15/2028	3.62	3,400,000	3,397,211
US Treasury Notes 4.25% 1/31/2030	3.78 to 4.33	9,050,000	8,994,144
US Treasury Notes 4.25% 2/15/2028	3.94	4,740,000	4,735,741
US Treasury Notes 4.25% 2/28/2029	3.67	5,650,000	5,633,227
US Treasury Notes 4.25% 6/30/2029	3.51 to 3.72	7,312,000	7,281,724
US Treasury Notes 4.25% 7/31/2028	4.17	8,950,000	8,934,268
US Treasury Notes 4.25% 8/15/2029	4.40	3,440,000	3,425,488
US Treasury Notes 4.375% 11/30/2028	3.51 to 3.68	6,339,700	6,340,195
US Treasury Notes 4.375% 12/31/2029	3.85 to 4.39	9,030,000	9,013,774
US Treasury Notes 4.375% 7/31/2031	4.42	8,270,000	8,224,127
US Treasury Notes 4.375% 8/31/2028	3.50 to 3.75	8,333,800	8,338,683
US Treasury Notes 4.375% 8/31/2031	4.50	16,630,000	16,540,355
US Treasury Notes 4.5% 5/31/2029	3.89	2,900,000	2,907,250
US Treasury Notes 4.625% 4/30/2029	3.77 to 3.89	6,700,000	6,738,734
US Treasury Notes 4.625% 9/30/2028	4.01	1,900,000	1,909,945
US Treasury Notes 4.875% 10/31/2028	4.02	2,100,000	2,121,820
TOTAL U.S. TREASURY OBLIGATIONS (Cost $675,928,632)			667,982,177

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $3,347,673)	3.69	3,347,003	3,347,673

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $679,276,305)	671,329,850
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,411,938
NET ASSETS - 100.0%	673,741,788

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,039,314	26,382,071	25,073,712	35,629	-	-	3,347,673	3,347,003
	2,039,314	26,382,071	25,073,712	35,629	-	-	3,347,673

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	667,982,177	-	667,982,177	-

Money Market Funds	3,347,673	3,347,673	-	-
Total Investments in Securities:	671,329,850	3,347,673	667,982,177	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$667,982,177
Investments in securities, at value - affiliated issuers	3,347,673
Receivable for investments sold	19,687,325
Interest receivable	4,524,183
Distributions receivable from affiliated funds	6,843
Prepaid expenses	565
Receivable from investment adviser for expense reductions	9,507
Total assets	695,558,273
Liabilities
Payable for investments purchased	21,746,901
Accrued management fee	15,387
Other payables and accrued expenses	54,197
Total liabilities	21,816,485
Net Assets	$673,741,788
Net assets consist of:
Paid in capital	680,547,770
Total accumulated earnings (loss)	(6,805,982)
Net Assets	$673,741,788

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($673,741,788/67,767,418 shares)	$9.94

Other Information
Unaffiliated issuers, cost	675,928,632
Affiliated issuers, cost	3,347,673
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$35,629
Interest	11,526,035
Total investment income	11,561,664
Expenses
Management fee	90,454
Custodian fees and expenses	264
Independent trustees' fees and expenses	627
Registration fees	43,729
Audit	25,255
Legal	148
Commitment fee	336
Miscellaneous	293
Total expenses	161,106
Expense reductions	(68,838)
Total expenses after reductions	92,268
Net investment income (loss)	11,469,396
Net realized gain (loss)
Investments - unaffiliated issuers	(2,288,410)
Net realized gain (loss)	(2,288,410)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(12,478,545)
Total change in net unrealized appreciation (depreciation)	(12,478,545)
Net gain (loss)	(14,766,955)
Net increase (decrease) in net assets resulting from operations	$(3,297,559)

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,469,396	$10,716,043
Net realized gain (loss)	(2,288,410)	969,497
Change in net unrealized appreciation (depreciation)	(12,478,545)	5,249,766
Net increase (decrease) in net assets resulting from operations	$(3,297,559)	$16,935,306
Distributions to shareholders
Distributions to shareholders	(9,961,662)	(9,763,762)
Total distributions	(9,961,662)	(9,763,762)
Net increase (decrease) in net assets resulting from share transactions	39,979,275	559,746,149
Total increase (decrease) in net assets	26,720,054	566,917,693
Net Assets
Beginning of period	647,021,734	80,104,041
End of period	$673,741,788	$647,021,734
Financial Highlights
Fidelity® SAI Short-Term Treasury Bond Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.15	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.19	.38	.15
Net realized and unrealized gain (loss)	(.24)	.13	(.10)
Total from investment operations	(.05)	.51	.05
Distributions
Distributions from net investment income	(.15)	(.32)	(.09)
Distributions from net realized gain	(.01)	.00 D	-
Total distributions	(.16)	(.32)	(.09)
Net asset value, end of period	$9.94	$10.15	$9.96
Total Return E, F	(.45)%	5.23%	.55%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.05% I	.07%	.11% I, J
Ratio of expenses to average net assets net of fee waivers, if any	.03% I	.03%	.03% I
Ratio of expenses to average net assets net of all reductions, if any	.03% I	.03%	.03% I
Ratio of net investment income (loss) to average net assets	3.75% I	3.78%	3.59% I
Net assets, end of period	$673,741,788	$647,021,734	$80,104,041
Portfolio turnover rate K	174% I	84%	32% L, M

AFor the period September 20, 2024 (commencement of operations) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI Short-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Short-Term Treasury Bond Index Fund	676,246,890	1,070,168	(5,987,208)	(4,917,040)

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Short-Term Treasury Bond Index Fund	0.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  5. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Short-Term Treasury Bond Index Fund	0.03	June 30, 2027	68,816

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Short-Term Treasury Bond Index Fund	22

  6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® SAI Short-Term Treasury Bond Index Fund
Fidelity® SAI Short-Term Treasury Bond Index Fund (Commencement of sale of shares September 20, 2024)	9,961,662	9,763,762
Total	9,961,662	9,763,762

  7. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® SAI Short-Term Treasury Bond Index Fund (Commencement of sale of shares September 20, 2024)
Shares sold	45,385,464	64,651,088	455,017,613	650,000,050
Reinvestment of distributions	998,355	965,365	9,961,662	9,746,149
Shares redeemed	(42,350,746)	(9,923,649)	(425,000,000)	(100,000,050)
Net increase (decrease)	4,033,073	55,692,804	39,979,275	559,746,149

  8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers ® Fidelity ® Core Income Fund	Strategic Advisers ® Fidelity ® Short Duration Fund
Fidelity ® SAI Short-Term Treasury Bond Index Fund	21%	79%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity ® SAI Short-Term Treasury Bond Index Fund	100
  9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918129.101
STN-SANN-1026
Fidelity® SAI Intermediate Treasury Bond Index Fund

Semi-Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Intermediate Treasury Bond Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Notes 1.25% 8/15/2031	3.61 to 4.25	8,076,400	6,916,679
US Treasury Notes 1.375% 11/15/2031	3.63 to 4.15	61,004,600	52,156,550
US Treasury Notes 1.875% 2/15/2032	3.65 to 4.11	131,748,000	114,914,105
US Treasury Notes 2.875% 5/15/2032	3.65 to 3.86	141,499,900	129,654,810
US Treasury Notes 3.5% 2/15/2033	3.68 to 4.35	62,854,700	59,039,224
US Treasury Notes 3.875% 8/15/2033	3.97 to 4.61	202,405,400	193,486,912
US Treasury Notes 3.875% 8/15/2034	4.35 to 4.63	38,699,400	36,661,635
US Treasury Notes 3.875% 8/31/2032	4.51	1,450,000	1,398,117
US Treasury Notes 3.875% 9/30/2032	4.56	31,450,000	30,300,109
US Treasury Notes 4% 1/31/2031	3.59	4,211,300	4,129,213
US Treasury Notes 4% 11/15/2035	4.26	18,400,000	17,409,563
US Treasury Notes 4% 2/15/2034	3.72 to 4.42	113,457,200	108,883,457
US Treasury Notes 4% 6/30/2032	4.22 to 4.26	80,300,000	78,044,699
US Treasury Notes 4% 7/31/2032	4.50	41,050,000	39,868,209
US Treasury Notes 4.125% 11/15/2032	3.66 to 4.01	107,778,900	105,164,420
US Treasury Notes 4.125% 11/30/2031	4.16 to 4.56	15,600,000	15,312,375
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.44	68,025,000	64,889,473
US Treasury Notes 4.125% 3/31/2032	4.12	9,400,000	9,209,797
US Treasury Notes 4.125% 7/31/2031	3.98	16,200	15,926
US Treasury Notes 4.25% 11/15/2034	4.68	17,250,000	16,743,281
US Treasury Notes 4.25% 6/30/2033	4.60	10,050,000	9,842,719
US Treasury Notes 4.25% 8/15/2035	4.15 to 4.23	87,150,000	84,212,092
US Treasury Notes 4.375% 5/15/2034	4.28 to 4.61	57,850,000	56,810,508
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.74	62,950,000	61,159,859
US Treasury Notes 4.625% 2/15/2035	3.94 to 4.48	153,200,000	152,463,921
US Treasury Notes 4.625% 8/15/2036	4.75	20,400,000	20,202,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,513,370,936)			1,468,890,028

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $19,683,383)	3.69	19,679,447	19,683,383

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,533,054,319)	1,488,573,411
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,956,204)
NET ASSETS - 100.0%	1,485,617,207

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	25,475,534	49,221,755	55,013,906	140,244	-	-	19,683,383	19,679,447
Fidelity Securities Lending Cash Central Fund	-	224,214,722	224,214,722	10,485	-	-	-	-
	25,475,534	273,436,477	279,228,628	150,729	-	-	19,683,383

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	1,468,890,028	-	1,468,890,028	-

Money Market Funds	19,683,383	19,683,383	-	-
Total Investments in Securities:	1,488,573,411	19,683,383	1,468,890,028	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$1,468,890,028
Investments in securities, at value - affiliated issuers	19,683,383
Cash	28,094
Receivable for investments sold	68,560,813
Interest receivable	7,206,497
Distributions receivable from affiliated funds	35,809
Prepaid expenses	1,026
Receivable from investment adviser for expense reductions	4,388
Total assets	1,564,410,038
Liabilities
Payable for investments purchased	78,716,322
Accrued management fee	37,220
Other payables and accrued expenses	39,289
Total liabilities	78,792,831
Net Assets	$1,485,617,207
Net assets consist of:
Paid in capital	1,548,980,650
Total accumulated earnings (loss)	(63,363,443)
Net Assets	$1,485,617,207

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,485,617,207/154,721,897 shares)	$9.60

Other Information
Unaffiliated issuers, cost	1,513,370,936
Affiliated issuers, cost	19,683,383
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$150,729
Interest	42,651,727
Total investment income	42,802,456
Expenses
Management fee	312,250
Custodian fees and expenses	219
Independent trustees' fees and expenses	3,136
Audit	24,179
Legal	783
Commitment fee	1,944
Miscellaneous	3,383
Total expenses	345,894
Expense reductions	(25,625)
Total expenses after reductions	320,269
Net investment income (loss)	42,482,187
Net realized gain (loss)
Investments - unaffiliated issuers	(31,386,823)
Net realized gain (loss)	(31,386,823)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(106,504,511)
Total change in net unrealized appreciation (depreciation)	(106,504,511)
Net gain (loss)	(137,891,334)
Net increase (decrease) in net assets resulting from operations	$(95,409,147)
Other Information
Income from securities lending - Affiliated Issuers	10,485

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,482,187	$140,249,364
Net realized gain (loss)	(31,386,823)	(4,036,216)
Change in net unrealized appreciation (depreciation)	(106,504,511)	119,276,470
Net increase (decrease) in net assets resulting from operations	$(95,409,147)	$255,489,618
Distributions to shareholders
Distributions to shareholders	(37,882,777)	(124,117,209)
Total distributions	(37,882,777)	(124,117,209)
Net increase (decrease) in net assets resulting from share transactions	(2,640,117,223)	1,249,117,209
Total increase (decrease) in net assets	(2,773,409,147)	1,380,489,618
Net Assets
Beginning of period	4,259,026,354	2,878,536,736
End of period	$1,485,617,207	$4,259,026,354
Financial Highlights
Fidelity® SAI Intermediate Treasury Bond Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.07	$9.75	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.20	.38	.16
Net realized and unrealized gain (loss)	(.49)	.28	(.28)
Total from investment operations	(.29)	.66	(.12)
Distributions
Distributions from net investment income	(.18)	(.34)	(.13)
Total distributions	(.18)	(.34)	(.13)
Net asset value, end of period	$9.60	$10.07	$9.75
Total Return D, E	(2.93)%	6.85%	(1.18)%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.03% H	.04%	.03% H, I
Ratio of expenses to average net assets net of fee waivers, if any	.03% H	.03%	.03% H
Ratio of expenses to average net assets net of all reductions, if any	.03% H	.03%	.03% H
Ratio of net investment income (loss) to average net assets	4.02% H	3.88%	3.77% H
Net assets, end of period	$1,485,617,207	$4,259,026,354	$2,878,536,736
Portfolio turnover rate J	64% H	43%	20% K, L

AFor the period September 20, 2024 (commencement of operations) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI Intermediate Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Intermediate Treasury Bond Index Fund	1,527,526,704	803,364	(39,756,657)	(38,953,293)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Intermediate Treasury Bond Index Fund	(10,105,003)	(1,912,026)	(12,017,029)

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Intermediate Treasury Bond Index Fund	0.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  5. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® SAI Intermediate Treasury Bond Index Fund	1,115	-	-

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Intermediate Treasury Bond Index Fund	0.03	June 30, 2027	25,501

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Intermediate Treasury Bond Index Fund	124

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® SAI Intermediate Treasury Bond Index Fund
Fidelity® SAI Intermediate Treasury Bond Index Fund (Commencement of sale of shares September 20, 2024)	37,882,777	124,117,209
Total	37,882,777	124,117,209

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® SAI Intermediate Treasury Bond Index Fund (Commencement of sale of shares September 20, 2024)
Shares sold	25,214,636	145,416,903	250,000,000	1,425,000,000
Reinvestment of distributions	3,881,712	12,533,702	37,882,777	124,117,209
Shares redeemed	(297,142,928)	(30,333,670)	(2,928,000,000)	(300,000,000)
Net increase (decrease)	(268,046,580)	127,616,935	(2,640,117,223)	1,249,117,209

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers ® Fidelity ® Core Income Fund
Fidelity ® SAI Intermediate Treasury Bond Index Fund	100%
  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918127.101
TBN-SANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026